UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Mortgage-Backed Securities 0.24%, 8/02/10 (a)	$120,000	$120,000,000
Fannie Mae Discount Notes (a):
0.24%, 8/23/10	100,000	99,986,000
0.24%, 10/01/10	110,000	109,956,000
0.28%, 10/13/10	30,000	29,983,200
0.30%, 11/15/10	110,000	109,903,750
0.27%, 1/05/11	87,033	86,931,171
0.26%, 1/18/11	72,300	72,211,754
0.30%, 1/18/11	50,000	49,929,583
0.51%, 4/25/11	30,000	29,886,950
0.51%, 5/02/11	33,000	32,872,372
0.50%, 6/03/11	20,000	19,915,278
0.42%, 7/11/11	25,000	24,899,958
0.42%, 7/12/11	25,000	24,899,667
Federal Farm Credit Bank Variable Rate Notes (b):
0.67%, 4/27/11	40,000	40,000,000
0.49%, 5/05/11	78,500	78,494,264
0.23%, 12/16/11	40,000	39,994,510
Federal Home Loan Bank Discount Notes, 0.39%, 2/16/11 (a)	29,000	28,937,795
Federal Home Loan Banks Bonds:
0.28%, 11/10/10	100,000	99,978,903
0.30%, 11/26/10	28,000	27,995,898
Federal Home Loan Banks Variable Rate Notes (b):
0.48%, 10/08/10	200,000	199,988,947
0.69%, 11/08/10	70,000	69,998,107
0.26%, 11/26/10	51,670	51,670,000
0.24%, 7/20/11	40,000	39,988,223
0.23%, 7/28/11	95,000	94,966,633
0.50%, 10/13/11	50,000	49,982,050
0.30%, 1/23/12	25,000	24,990,675
Freddie Mac Discount Notes (a):
0.21%, 8/02/10	50,000	50,000,000
0.24%, 8/11/10	30,000	29,998,200
0.30%, 9/27/10	89,000	88,958,467
0.29%, 10/26/10	112,500	112,422,969
0.39%, 1/10/11	8,000	7,986,226
0.29%, 3/08/11	44,985	44,906,001
Freddie Mac Variable Rate Notes (b):
0.46%, 8/24/10	67,555	67,555,175
0.52%, 9/03/10	50,570	50,569,112
0.51%, 9/24/10	90,000	90,000,361
0.51%, 12/30/10	165,000	165,040,049
0.41%, 2/14/11	190,000	189,989,060
0.59%, 4/01/11	50,000	50,031,807
0.30%, 2/16/12	56,000	55,961,451
0.28%, 4/03/12	50,000	49,966,150

Total U.S. Government Sponsored Agency Obligations — 53.3%		2,711,746,716

U.S. Treasury Obligations

U.S. Treasury Bills, 0.46%, 8/26/10 (a)	6,857	6,854,897

Total U.S. Treasury Obligations — 0.1%		6,854,897

Repurchase Agreements	Par (000)	Value

Bank of America Securities LLC, 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $150,002,625 collateralized by various US government sponsored agency obligations, 2.91% - 7.00% due 10/01/35 - 7/01/40, par and fair value of $256,099,278 and $154,500,000, respectively)	$150,000	$150,000,000
Barclays Capital, Inc., 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $150,002,625 collateralized by US Treasury Notes, 2.375% due 2/28/15, aggregate par and fair value of $146,132,200 and $153,000,089, respectively)	150,000	150,000,000
Citigroup Global Markets, Inc., 0.22%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $150,002,750 collateralized by various US government sponsored agency obligations, 0.00% - 5.00% due 12/25/24 - 8/16/39, par and fair value of $449,056,735 and $160,500,000, respectively)	150,000	150,000,000
Credit Suisse First Boston, 0.20%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $50,000,833 collateralized by US Treasury Notes, 0.875% due 4/30/11, par and fair value of $50,670,000 and $51,003,088, respectively)	50,000	50,000,000
Credit Suisse First Boston, 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $50,000,875 collateralized by US government sponsored agency obligations, 0.00% due 1/18/11, par and fair value of $51,060,000 and $51,003,834, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $363,006,353 collateralized by various US government sponsored agency obligations, 0.00% - 5.50% due 8/01/25 - 5/20/40, aggregate par and fair value of $648,092,527 and $379,887,167, respectively)	363,000	363,000,000
Goldman Sachs & Co., 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $163,002,853 collateralized by various US government sponsored agency obligations, 4.50% - 5.50% due 10/20/34 - 4/15/40, par and fair value of $197,074,686 and $166,260,000, respectively)	163,000	163,000,000
Goldman Sachs & Co., 0.23%, 8/13/10 (Purchased on 7/14/10 to be repurchased at $100,019,167 collateralized by various US government sponsored agency obligations, 0.00% - 6.50% due 1/01/37 - 12/15/38, par and fair value of $130,639,958 and $102,440,895, respectively)	100,000	100,000,000

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (continued)	Par (000)	Value

Goldman Sachs & Co., 0.23%, 8/19/10 (Purchased on 7/21/10 to be repurchased at $85,015,749 collateralized by various US government sponsored agency obligations, 3.50% - 5.104% due 11/01/38 - 5/01/40, par and fair value of $112,419,613 and $87,550,000, respectively)	$85,000	$85,000,000
HSBC Securities (USA), Inc., 0.19%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $112,319,778 collateralized by US Treasury Bonds and US government sponsored agency obligations, 0.00% - 6.125% due 10/22/10 - 11/15/27, par and fair value of $108,195,000 and $114,570,094, respectively)	112,318	112,318,000
JPMorgan Securities, Inc., 0.19%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $61,145,968 collateralized by various US Treasury Notes, 0.00 due 5/15/14 - 8/15/20, aggregate par and fair value of $67,149,090 and $62,370,527, respectively)	61,145	61,145,000
Morgan Stanley & Co., Inc., 0.20%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $292,580,876 collateralized by various US Treasury Notes, 0.00% - 4.25% due 11/15/10 - 5/15/13, par and fair value of $299,206,200 and $298,649,965, respectively)	292,576	292,576,000
Morgan Stanley & Co., Inc., 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $138,002,415 collateralized by various US government sponsored agency obligations, 4.00% - 6.00% due 9/01/18 - 11/01/47, par and fair value of $250,651,592 and $142,140,000, respectively)	138,000	138,000,000
RBS Securities, Inc., 0.18%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $100,001,500 collateralized by US Treasury Notes, 0.875% due 1/31/12, par and fair value of $100,950,000 and $102,004,001, respectively)	100,000	100,000,000
RBS Securities, Inc., 0.19%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $50,000,792 collateralized by US Treasury Notes, 0.875% due 1/31/12, par and fair value of $50,475,000 and $51,002,001, respectively)	50,000	50,000,000
RBS Securities, Inc., 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $150,002,625 collateralized by various US government sponsored agency obligations, 0.00% due 12/01/32 - 7/01/40, par and fair value of $261,614,633 and $154,501,903, respectively)	150,000	150,000,000

Repurchase Agreements (concluded)	Par (000)	Value

RBS Securities, Inc., 0.22%, 10/21/10 (Purchased on 7/30/10 to be repurchased at $120,060,867 collateralized by various US Treasury Notes, 2.375% - 4.625% due 8/31/10 - 2/29/12, par and fair value of $119,194,300 and $122,400,005, respectively)	$120,000	$120,000,000
UBS Securities LLC, 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $138,002,415 collateralized by US government sponsored agency obligations, 5.00% due 7/20/40, par and fair value of $130,540,000 and $140,752,854, respectively)	138,000	138,000,000

Total Repurchase Agreements — 47.6%		2,423,039,000

Total Investments
(Cost — $5,141,640,613*) — 101.0%		5,141,640,613
Liabilities in Excess of Other Assets — (1.0)%		(50,699,628)

Net Assets — 100.0%		$5,090,940,985

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total Investments[1]	—	$5,141,640,613	—	$5,141,640,613

[1]	See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	2

Schedule of Investments July 31, 2010 (Unaudited)	FFI Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Portfolio	$6,757,586	$6,757,586,407

Total Investments (Cost — $6,757,586,407) — 100.0%		6,757,586,407
Liabilities in Excess of Other Assets — (0.0)%		(2,262,298)

Net Assets — 100.0%		$6,755,324,109

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of July 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $6,757,586,407 and 57.3%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	FFI Institutional Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Tax-Exempt Portfolio	$9,827,762	$9,827,761,674

Total Investments (Cost — $9,827,761,674) — 100.0%		9,827,761,674
Liabilities in Excess of Other Assets — (0.0)%		(2,950,638)

Net Assets — 100.0%		$9,824,811,036

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of July 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $9,827,761,674 and 100.0%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	FFI Premier Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Premier Institutional Portfolio	$11,019,546	$11,019,545,502

Total Investments (Cost — $11,019,545,502) — 100.0%		11,019,545,502
Liabilities in Excess of Other Assets — (0.0)%		(3,620,717)

Net Assets — 100.0%		$11,015,924,785

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of July 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $11,019,545,502 and 100.0%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	FFI Select Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Portfolio	$5,045,293	$5,045,292,586

Total Investments (Cost — $5,045,292,586) — 100.0%		5,045,292,586
Liabilities in Excess of Other Assets — (0.0)%		(1,556,481)

Net Assets — 100.0%		$5,043,736,105

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of July 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $5,045,292,586 and 42.7%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.12%, 8/05/10	$103,084	$103,082,969
0.17%, 8/05/10	126,000	125,998,267
0.16%, 8/12/10	298,002	297,988,769
0.16%, 8/19/10	293,758	293,736,281
0.19%, 8/19/10	55,000	54,995,195
0.17%, 8/26/10	90,240	90,229,773
0.18%, 8/26/10	174,760	174,739,345
0.19%, 8/26/10	100,000	99,987,333
0.17%, 9/02/10	401,000	400,943,025
0.15%, 9/09/10	61,440	61,430,596
0.16%, 9/09/10	305,216	305,166,046
0.21%, 9/09/10	75,000	74,983,771
0.16%, 9/16/10	80,000	79,984,000
0.16%, 9/23/10	197,000	196,955,894
0.24%, 9/23/10	100,000	99,965,333
0.41%, 9/23/10	20,000	19,988,300
0.24%, 9/30/10	28,199	28,187,908
0.16%, 10/07/10	39,076	39,064,538
0.17%, 10/07/10	38,940	38,928,221
0.16%, 10/14/10	59,000	58,981,266
0.24%, 10/14/10	60,000	59,970,800
0.16%, 10/21/10	100,000	99,965,556
0.22%, 10/21/10	27,000	26,986,800
0.15%, 10/28/10	300,000	299,891,250
0.24%, 10/28/10	47,000	46,972,740
0.25%, 11/04/10	46,000	45,970,573
0.23%, 11/12/10	46,000	45,970,023
0.23%, 11/18/10	23,000	22,984,130
0.22%, 12/02/10	46,000	45,965,705
0.21%, 12/09/10	44,970	44,936,719
0.41%, 12/16/10	45,000	44,930,300
0.21%, 1/06/11	50,000	49,954,854
0.20%, 1/13/11	50,000	49,954,444
0.20%, 1/20/11	75,000	74,930,531

Total Investments (Cost — $3,604,721,255*) — 100.0%		3,604,721,255
Liabilities in Excess of Other Assets — (0.0)%		(630,008)

Net Assets — 100.0%		$3,604,091,247

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total Investments[1]	—	$3,604,721,255	—	$3,604,721,255

[1]	See above Schedule of Investments for values in each security type.

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic—1.3%
State Street Bank & Trust Co., 0.39%, 10/12/10	$150,000	$150,000,000

Yankee—32.7% (a)
Abbey National Treasury Services Plc, Connecticut, 0.36%, 11/17/10 (b)	151,000	151,000,000
Banco Bilbao Vizcaya Argentaria SA, New York, 0.43%, 12/13/10 (b)	65,200	65,200,000
Bank of Nova Scotia, Houston, 0.35%, 10/14/10	130,000	130,000,000
Bank of Nova Scotia, New York, 0.39%, 10/15/10	150,000	149,998,461
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.58%, 9/17/10	100,000	100,000,000
0.58%, 9/20/10	50,000	50,000,000
Barclays Bank Plc, New York:
0.44%, 11/05/10	200,000	200,000,000
0.50%, 11/18/10	200,000	200,000,000
BNP Paribas SA, New York:
0.37%, 8/02/10	100,000	100,000,000
0.43%, 8/02/10	150,000	150,000,000
0.36%, 8/09/10	150,000	150,000,000
0.60%, 11/01/10	100,000	100,000,000
Canadian Imperial Bank of Commerce, 0.42%, 1/31/11 (b)	50,000	50,000,000
Deutsche Bank AG, New York, 0.32%, 8/25/10	150,000	150,000,000
Dexia Credit Local SA, New York - GTD, 1.63%, 8/17/10 (c)	305,500	305,500,000
Lloyds TSB Bank Plc, New York, 0.30%, 9/01/10	200,000	200,000,000
Nordea Bank Finland Plc, New York, 0.39%, 10/15/10	175,000	175,000,000
Rabobank Nederland NV, New York:
0.35%, 1/10/11 (b)	87,000	87,000,000
0.34%, 1/13/11 (b)	112,000	112,000,000
0.57%, 1/18/11	25,000	25,000,000
Royal Bank of Canada, New York, 0.34%, 9/30/10	50,000	50,000,000
Royal Bank of Scotland Plc, Connecticut:
0.41%, 8/23/10	100,000	100,000,000
0.56%, 10/14/10	100,000	100,000,000
0.55%, 11/01/10	150,000	150,000,000
Societe Generale, New York:
0.57%, 10/18/10	150,000	150,000,000
0.46%, 10/27/10	125,000	125,001,491
Toronto-Dominion Bank, New York (b):
0.35%, 11/05/10	145,000	145,000,000
0.35%, 2/04/11	45,500	45,500,000
UBS AG, Stamford, 0.59%, 11/18/10	115,000	115,000,000
Westpac Banking Corp., New York (b):
0.39%, 10/19/10	100,180	100,180,000
0.40%, 10/21/10	127,075	127,075,000

Total Certificates of Deposit — 34.0%		4,008,454,952

Commercial Paper (d)

ANZ National International Ltd., 0.41%, 9/27/10	22,900	22,885,395
Argento Variable Funding Co. Ltd., 0.49%, 10/21/10	75,000	74,918,333
Atlantic Asset Securitization Corp., 0.42%, 8/04/10	50,000	49,998,833
Atlantis One Funding Corp., 0.50%, 1/21/11	50,000	49,880,556
Bryant Park Funding LLC, 0.27%, 8/25/10	100,000	99,982,750
Cancara Asset Securitisation LLC, 0.33%, 8/19/10	25,000	24,996,104

Commercial Paper (concluded)	Par (000)	Value

Chariot Funding LLC, 0.30%, 9/17/10	$112,276	$112,232,961
Clipper Receivables Co. LLC, 0.35%, 11/02/10	130,000	129,883,722
Commonwealth Bank of Australia, 0.27%, 9/09/10	100,000	99,971,500
JPMorgan Chase & Co., 0.25%, 8/18/10	200,000	199,977,778
Jupiter Securitization Corp. LLC, 0.40%, 9/20/10	20,000	19,989,111
Nordea North America, 0.37%, 10/05/10	62,250	62,209,607
Rabobank USA Financial Corp., 0.38%, 10/14/10	40,000	39,969,178
Royal Park Investments Funding Corp., 0.36%, 8/16/10	25,000	24,996,500
Scaldis Capital LLC, 0.31%, 8/20/10	60,000	59,990,700
Straight-A Funding LLC:
0.41%, 9/10/10	55,000	54,975,571
0.37%, 10/01/10	100,000	99,938,333
0.37%, 10/01/10	40,561	40,535,988
Thames Asset Global Securitization:
0.30%, 8/18/10	77,204	77,193,706
0.30%, 8/20/10	70,094	70,083,486
0.45%, 10/18/10	100,000	99,903,750

Total Commercial Paper — 12.8%		1,514,513,862

Corporate Notes

Citibank NA - FDIC GTD, 0.58%, 9/30/10 (b)	72,000	72,000,000
Commonwealth Bank of Australia, 0.51%, 11/22/10 (b)(d)	105,000	105,000,000
KBC Bank NV, New York, 1.56%, 9/01/10 (c)	147,985	147,985,000
Rabobank Nederland NV, 1.78%, 10/07/10 (c)(d)	280,400	280,400,000

Total Corporate Notes — 5.1%		605,385,000

Time Deposits

Credit Agricole Corporate & Investment Bank, 0.21%, 8/02/10	167,000	167,000,000

Total Time Deposits — 1.4%		167,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (e):
0.24%, 9/20/10	105,000	104,965,700
0.30%, 1/18/11	100,000	99,859,167
0.30%, 1/21/11	50,000	49,928,333
Fannie Mae Variable Rate Notes (b):
0.30%, 8/05/10	142,190	142,189,574
0.30%, 5/13/11	113,000	113,016,711
0.32%, 7/26/12	106,500	106,457,808
Federal Home Loan Banks Discount Notes, 0.19%, 8/06/10 (e)	147,500	147,496,886
Federal Home Loan Banks Variable Rate Notes, 0.48%, 10/08/10 (b)	176,000	175,990,274
Freddie Mac Discount Notes (e):
0.22%, 8/05/10	275,000	274,994,958
0.21%, 8/17/10	50,715	50,710,562
0.18%, 9/07/10	249,000	248,955,180
0.19%, 9/08/10	158,749	158,718,000
Freddie Mac Variable Rate Notes (b):
0.46%, 8/24/10	123,925	123,925,321
0.52%, 9/03/10	303,880	303,874,662
0.41%, 2/14/11	623,475	623,422,073
0.23%, 5/05/11	160,000	159,963,483
0.27%, 12/29/11	50,000	49,964,442

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

0.28%, 4/03/12	$55,000	$54,962,765

Total U.S. Government Sponsored Agency Obligations — 25.3%		2,989,395,899

U.S. Treasury Obligations

U.S. Treasury Bills (e):
0.17%, 8/12/10	107,500	107,494,864
0.18%, 8/19/10	115,000	114,990,296
0.23%, 8/26/10	125,000	124,981,250
0.31%, 8/26/10	100,000	99,979,700
0.31%, 8/26/10	15,000	14,996,950
0.32%, 8/26/10	96,400	96,379,756
0.24%, 9/30/10	128,550	128,499,437
0.25%, 11/04/10	60,000	59,961,617
0.23%, 11/12/10	75,000	74,952,294
0.22%, 11/26/10	100,000	99,931,689
0.21%, 12/02/10	45,000	44,967,746
0.23%, 12/02/10	50,000	49,962,383
0.20%, 1/27/11	230,000	229,772,555

Total U.S. Treasury Obligations — 10.6%		1,246,870,537

Repurchase Agreements

Bank of America Securities LLC, 0.33%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $50,001,375 collateralized by various Corporate/Debt Obligations, 0.531% - 8.45% due 12/02/10 - 6/29/99, aggregate par and fair value of $52,115,509 and $53,500,001, respectively)	50,000	50,000,000
Citigroup Global Markets, Inc., 0.46%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $10,000,383 collateralized by various Corporate/Debt Obligations and US Treasury Bills, 0.00% - 6.427% due 9/16/10 - 12/20/37, aggregate par and fair value of $10,639,604 and $10,246,812, respectively)	10,000	10,000,000
Citigroup Global Markets, Inc., 0.56%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $35,001,633 collateralized by various US government sponsored agency obligations, 0.00% due 11/26/10 - 12/01/11, aggregate par and fair value of $35,650,000 and $35,700,070, respectively)	35,000	35,000,000
Deutsche Bank Securities, Inc., 0.20%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $409,170,819 collateralized by various US government sponsored agency obligations, 0.00% due 10/20/10 - 10/29/10, par and fair value of $417,529,000 and $417,347,554, respectively)	409,164	409,164,000
Deutsche Bank Securities, Inc., 0.31%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $150,003,875 collateralized by various Corporate/Debt Obligations, 0.00% - 11.375% due 10/01/10 - 1/15/44, aggregate par and fair value of $943,877,893 and $160,500,132, respectively)	150,000	150,000,000

Repurchase Agreements (concluded)	Par (000)	Value

HSBC Securities (USA), Inc., 0.33%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $40,001,100 collateralized by various Corporate/Debt Obligations, 6.625% - 10.25% due 8/15/16 - 8/15/39, aggregate par and fair value of $38,495,000 and $42,802,483, respectively)	$40,000	$40,000,000
JPMorgan Securities, Inc., 0.61%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $100,005,083 collateralized by various Corporate/Debt Obligations, 0.549% - 11.125% due 9/01/10 - 3/15/33, aggregate par and fair value of $110,146,883 and $107,003,043, respectively)	100,000	100,000,000
Morgan Stanley & Co., Inc., 0.31%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $225,005,813 collateralized by various Corporate/Debt Obligations, 0.00% due 8/02/10 - 3/01/11, aggregate par and fair value of $236,514,146 and $236,250,000, respectively)	225,000	225,000,000
RBS Securities, Inc., 0.36%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $195,005,850 collateralized by various US government sponsored agency and Corporate/Debt Obligations, 0.744% - 7.50% due from 4/01/24 - 4/15/49, aggregate par and fair value of $621,973,522 and $200,378,120, respectively)	195,000	195,000,000
UBS Securities LLC, 0.39%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $110,003,575 collateralized by various Corporate/Debt Obligations, 2.00% - 9.75% due 10/13/10 - 3/15/67, par and fair value of $110,829,594 and $117,700,585, respectively)	110,000	110,000,000

Total Repurchase Agreements — 11.2%		1,324,164,000

Total Investments (Cost — $11,855,784,250*) — 100.4%		11,855,784,250
Liabilities in Excess of Other Assets — (0.4)%		(52,905,257)

Net Assets — 100.0%		$11,802,878,993

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	2

Schedule of Investments (concluded)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total Investments[1]	—	$11,855,784,250	—	$11,855,784,250

[1]	See above Schedule of Investments for values in each security type.

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—2.0%
Alabama HFA, RB, PUTTERS, Series 1954,
AMT, VRDN, 0.43%, 8/09/10 (a)(b)	$5,685	$5,685,000
Columbia IDB, RB, Alabama Power Co.
Project, Series A, VRDN (a):
0.26%, 8/02/10	21,540	21,540,000
0.22%, 8/02/10	45,850	45,850,000
Columbia IDB, RB, Alabama Power Co.
Project, Series B, VRDN, 0.22%, 8/02/10 (a)	15,500	15,500,000
Daphne-Villa Mercy Special Care Facilities
Financing Authority, RB, Mercy Medical
Project, VRDN, 0.31%, 8/09/10 (a)	7,300	7,300,000
Decatur IDB, RB, Nucor Corp., Series A,
AMT, VRDN, 0.35%, 8/09/10 (a)	32,515	32,515,000
Mobile IDB, RB, Alabama Power Co. Project,
VRDN, 0.26%, 8/02/10 (a)	10,300	10,300,000
Parrish Industrial Development Board,
Refunding RB, Alabama Power Co.
Project, VRDN, 0.26%, 8/02/10 (a)	18,950	18,950,000
Pell City Special Care Facilities, RB, Noland
Health Services, Series A, VRDN, 0.27%,
8/09/10 (a)	5,000	5,000,000
Spanish Fort Alabama Redevelopment
Authority, RB, Series 2007-306, VRDN,
0.40%, 8/09/10 (a)(b)	22,800	22,800,000
Tuscaloosa County IDA, RB, Nucor Corp.,
Series A, Remarketed, AMT, VRDN,
0.35%, 8/09/10 (a)	6,700	6,700,000

		192,140,000

Alaska—0.8%
Alaska Industrial Development & Export
Authority, RB, Eclipse Funding Trust,
Series 2007-0028, VRDN, 0.27%,
8/02/10 (a)	23,535	23,535,000
Alaska International Airports System, RB,
Series A, AMT, VRDN, 0.30%, 8/09/10 (a)	3,500	3,500,000
City of Valdez Alaska, Refunding RB,
ConocoPhillips Co. Project, Series A,
VRDN, 0.28%, 8/09/10 (a)	28,000	28,000,000
City of Valdez Alaska, Refunding RB,
ConocoPhillips Co. Project, Series C,
VRDN, 0.43%, 8/09/10 (a)	24,400	24,400,000

		79,435,000

Arizona—2.0%
Apache County IDA, PCRB, Tucson Electric
Power Co. Project, Series 83A, VRDN,
0.26%, 8/09/10 (a)	55,300	55,300,000
Arizona Agriculture Improvement & Power
District, RB, Eagle Tax-Exempt Trust,
Series 2009-0041A, VRDN, 0.28%,
8/09/10 (a)(b)(c)	24,790	24,790,000
Chandler Arizona IDA, RB, SPEARS Series
150, AMT, VRDN, 0.32%, 8/09/10 (a)(b)	57,995	57,995,000
Pinal County Electric District No. 3, RB,
Series U-1, VRDN, 0.40%, 8/09/10 (a)	18,300	18,300,000
Salt River Pima-Maricopa Indian
Community, RB, VRDN, 0.31%, 8/09/10 (a)	23,980	23,980,000

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Salt River Project Agricultural Improvement
& Power District, RB, Eagle Tax-Exempt
Trust, Series 2006-0141A, VRDN, 0.28%,
8/09/10 (a)(b)	$14,000	$14,000,000

		194,365,000

Arkansas—0.4%
Arkansas Development Finance Authority
Mortgage Loans, RB, Mortgage Backed
Securities Program, Series C, AMT, VRDN,
0.36%, 8/09/10 (a)	14,285	14,285,000
Arkansas Development Finance Authority
S/F Mortgage, RB, Mortgage Backed
Securities Program, Series E, AMT, VRDN,
0.36%, 8/09/10 (a)	4,865	4,865,000
City of Blytheville Arkansas, RB, Nucor
Corp. Project, AMT, VRDN, 0.35%,
8/09/10 (a)	16,800	16,800,000

		35,950,000

California—4.2%
California Rural Home Mortgage Finance
Authority, RB, VRDN, 0.60%, 8/02/10 (a)	74,607	74,607,100
California School Cash Reserve Program
Authority, Refunding Revenue Notes,
Series B, 2.00%, 6/01/11	18,630	18,798,504
California School Cash Reserve Program
Authority, Refunding Revenue Notes,
Series D, 2.00%, 3/01/11	38,285	38,560,587
California School Cash Reserve Program
Authority, Refunding Revenue Notes,
Series F, 2.00%, 6/01/11	16,300	16,481,339
California Statewide Communities
Development Authority, RB, Westgate
Pasadena Apartments, Series B, AMT,
VRDN, 0.28%, 8/09/10 (a)	32,000	32,000,000
City of Los Angeles California, GO, TAN:
2.00%, 3/31/11	19,100	19,282,566
2.00%, 4/21/11	12,105	12,226,004
County of Los Angeles California, RB, ROCS-
RR-II-R-13101, VRDN, 0.30%, 8/09/10 (a)(c)	14,100	14,100,000
Downey California School Facilities Finance
Authority, RB, Puttable Floating Option
Tax-Exempt Receipts, Series 4066,
VRDN, 0.52%, 8/09/10 (a)(b)	6,130	6,130,000
Golden State Tobacco Securitization Corp.,
RB, Municipal Trust Receipts Floaters,
Series 2954, VRDN, 0.35%, 8/09/10 (a)(b)	23,311	23,310,500
Los Angeles Unified School District, GO,
Cash Flow Management, TRAN, 2.00%,
8/12/10	34,900	34,913,107
Los Angeles Unified School District, GO,
TAN, 2.00%, 6/30/11	39,700	40,176,884
San Diego Unified School District, GO,
Series A, TAN, 2.00%, 6/30/11	65,000	65,839,837
San Francisco City & County Airports
Commission, RB, Series A, Mandatory Put
Bonds, 0.75%, 9/15/10	16,700	16,700,000

		413,126,428

Colorado—3.4%
City & County of Denver Colorado, COP,
Series A2, VRDN, 0.25%, 8/02/10 (a)	17,000	17,000,000
Colorado Educational & Cultural Facilities
Authority, RB, Nature Conservancy,
Series A-TE, VRDN, 0.31%, 8/09/10 (a)	12,400	12,400,000

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, RB,
North Colorado Medical Center Project,
Series A, VRDN, 0.25%, 8/02/10 (a)	$21,775	$21,775,000
Colorado Health Facilities Authority, RB,
PUTTERS, Series 1390, VRDN, 0.28%,
8/09/10 (a)(b)	32,940	32,940,000
Colorado Housing & Finance Authority, RB,
Ready Foods, Inc. Project, Series A, AMT,
VRDN, 0.33%, 8/09/10 (a)	1,915	1,915,000
Colorado Housing & Finance Authority, RB,
S/F Housing, Series B2, VRDN, 0.29%,
8/09/10 (a)	60,150	60,150,000
Colorado Housing & Finance Authority, RB,
S/F Mortgage, Series C-2, AMT, VRDN,
0.30%, 8/09/10 (a)	40,000	40,000,000
Colorado Housing & Finance Authority, RB,
Series A-3, Remarketed, AMT, VRDN,
0.31%, 8/09/10 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB,
Series B3, AMT, VRDN, 0.28%, 8/09/10 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB,
State S/F Housing, Series B-2, AMT,
VRDN, 0.39%, 8/09/10 (a)	25,000	25,000,000
County of Moffat Colorado, RB, Tri-State
Generation Association Project, VRDN,
0.24%, 8/09/10 (a)	11,250	11,250,000
Denver Colorado City & County School
District, RB, Clipper Tax-Exempt
Certificate Trust, Series 2009-57, VRDN,
0.33%, 8/09/10 (a)	35,240	35,240,000
Southglenn Metropolitan District, RB,
VRDN, 0.30%, 8/09/10 (a)	6,000	6,000,000
Town of Telluride Colorado, RB, Valley Floor
Open Space Project, VRDN, 1.00%,
8/09/10 (a)	5,205	5,205,000
Traer Creek Metropolitan District, RB, Avon,
VRDN, 0.50%, 8/09/10 (a)	14,465	14,465,000
University of Colorado Hospital Authority,
RB, Series A, VRDN, 0.30%, 8/09/10 (a)	29,360	29,360,000

		332,700,000

Connecticut—0.4%
State of Connecticut, GO, Series A, BAN,
2.00%, 5/19/11	30,000	30,368,285
Town of Waterford, GO, BAN, 1.50%,
8/12/10	13,100	13,103,462

		43,471,747

District of Columbia—0.3%
District of Columbia Water & Sewer
Authority, RB, P-FLOATS, Series 3494,
VRDN, 0.48%, 8/09/10 (a)(b)(c)	14,020	14,020,000
District of Columbia, RB, Eagle Tax-Exempt
Trust, Series 2007-0121A, VRDN, 0.29%,
8/09/10 (a)(b)	15,515	15,515,000

		29,535,000

Florida—3.9%
Alachua County Health Facilities Authority,
RB, Oak Hammock at the University of
Florida, VRDN, 0.31%, 8/02/10 (a)	3,300	3,300,000
Brevard County Housing Finance Authority,
RB, Local M/F Housing, Timber Trace
Apartments Ltd., AMT, VRDN, 0.33%,
8/09/10 (a)	2,670	2,670,000

Municipal Bonds	Par (000)	Value

Florida (concluded)
Brevard County Housing Finance Authority,
RB, Local M/F Housing, Wickham Club
Apartments, Series A, AMT, VRDN,
0.31%, 8/09/10 (a)	$6,995	$6,995,000
City of Jacksonville Florida, RB, Series B,
VRDN, 0.25%, 8/09/10 (a)	7,000	7,000,000
Collier County Health Facilities Authority,
RB, The Moorings, Inc. Project, VRDN,
0.25%, 8/09/10 (a)	34,820	34,820,000
Florida Hurricane Catastrophe Fund
Finance Corp., RB, ROCS-RR-II-R-11549,
VRDN, 0.29%, 8/09/10 (a)(b)	18,570	18,570,000
Hillsborough County Housing Finance
Authority, RB, Meridian Pointe
Apartments Project, AMT, VRDN, 0.33%,
8/09/10 (a)	6,500	6,500,000
Jacksonville Economic Development
Commission, RB, Shands Jacksonville
Medical Project, VRDN, 0.25%, 8/02/10 (a)	30,000	30,000,000
Jacksonville Health Facilities Authority, RB,
Southern Baptist Hospital Project, Series
B, VRDN, 0.25%, 8/02/10 (a)	1,250	1,250,000
Jacksonville Health Facilities Authority,
Refunding RB, Southern Baptist Hospital
Project, Series D, VRDN, 0.25%, 8/02/10 (a)	11,260	11,260,000
Jacksonville HFA, RB, Hartwood
Apartments, M/F Housing, AMT, VRDN,
0.30%, 8/09/10 (a)	4,635	4,635,000
Lake County Florida, Deutsche Bank
SPEARS Trust, RB, Series 492, VRDN,
0.30%, 8/09/10 (a)(b)	11,243	11,243,000
Miami-Dade County School Board, COP,
Municipal Trust Receipts Floaters, Series
2982, VRDN, 0.28%, 8/09/10 (a)(b)(c)	52,500	52,500,000
Orlando-Orange County Expressway
Authority, Refunding RB, Series C2,
VRDN, 0.27%, 8/09/10 (a)	15,485	15,485,000
Palm Beach County Educational Facilities
Authority, RB, Atlantic University, Inc.,
VRDN, 0.27%, 8/09/10 (a)	29,665	29,665,000
Palm Beach County Florida School Board,
COP, Eclipse Funding Trust, Series 2006-
0149, VRDN, 0.28%, 8/09/10 (a)	10,235	10,235,000
Palm Beach County School Board, COP,
Series B, VRDN, 0.28%, 8/09/10 (a)	45,440	45,440,000
Pinellas County Health Facility Authority,
RB, Baycare Health System, Inc., Series
A3, VRDN, 0.25%, 8/09/10 (a)	9,175	9,175,000
Sarasota County Public Hospital District,
RB, Sarasota Memorial Hospital Project,
Series A, VRDN, 0.22%, 8/02/10 (a)	1,385	1,385,000
Sunshine State Governmental Financing
Commission, RB, VRDN, 0.37%, 8/09/10 (a)	75,925	75,925,000
Volusia County Florida School Board, COP,
Eclipse Funding Trust, Series 2007-
0036, VRDN, 0.28%, 8/09/10 (a)	6,005	6,005,000

		384,058,000

Georgia—2.2%
Atlanta Urban Residential Finance
Authority, RB, Alta Coventry Station
Apartments, AMT, VRDN, 0.32%,
8/09/10 (a)	12,000	12,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	2

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Atlanta Urban Residential Finance
Authority, RB, Local M/F Housing, M-
Street Apartments Project, AMT, VRDN,
0.33%, 8/09/10 (a)	$7,000	$7,000,000
Burke County Development Authority,
Refunding RB, Georgia Power Co. - Plant
Vogtle Project, VRDN, 0.26%, 8/02/10 (a)	29,900	29,900,000
Cobb County Kennestone Hospital
Authority, RB, Wellstar Health System
Project, Series A, VRDN, 0.28%, 8/09/10 (a)	10,000	10,000,000
Colquitt County Hospital Authority, RB, RAN,
VRDN, 0.36%, 8/09/10 (a)	8,205	8,205,000
Fulton County Development Authority, RB,
Siemens Energy, Inc. Project, VRDN,
0.35%, 8/09/10 (a)	7,200	7,200,000
Heard County Development Authority,
Refunding RB, Georgia Power Co. Project
- Wansley, VRDN, 0.22%, 8/02/10 (a)	33,700	33,700,000
Metropolitan Atlanta Rapid Transit
Authority, RB, TRAN, Series 61-A, VRDN,
0.30%, 8/09/10 (a)(c)	9,300	9,300,000
Monroe County Development Authority, RB,
Georgia Power Co. Plant Scherer Project,
Mandatory Put Bonds, 0.80%, 1/07/11	6,000	6,000,000
Municipal Electric Authority of Georgia, RB,
Series B, VRDN, 0.33%, 8/09/10 (a)	14,050	14,050,000
Municipal Electric Authority of Georgia, RB,
Series C, VRDN, 0.33%, 8/09/10 (a)	10,085	10,085,000
Municipal Electric Authority of Georgia, RB,
Various Projects, Subseries E, VRDN,
0.34%, 8/09/10 (a)	48,555	48,555,000
Private Colleges & Universities Authority,
RB, Emory University Project, Puttable
Floating Option Tax-Exempt Receipts,
VRDN, 0.28%, 8/09/10 (a)(b)(c)	3,845	3,845,000
Private Colleges & Universities Authority,
RB, Mercer University Project, Series C,
VRDN, 0.28%, 8/09/10 (a)	8,645	8,645,000
Private Colleges & Universities Authority,
RB, Mercer University Project, VRDN,
0.28%, 8/09/10 (a)	8,590	8,590,000

		217,075,000

Hawaii—0.3%
City & County of Honolulu, RB, PUTTERS,
Series 1475, VRDN, 0.33%, 8/09/10 (a)(b)	25,825	25,825,000

Idaho—0.3%
State of Idaho, Revenue Notes, TAN,
2.00%, 6/30/11	25,500	25,867,248

Illinois—7.7%
Chicago Illinois, GO, Eagle Tax-Exempt
Trust, Series 2009-0034A, VRDN, 0.29%,
8/09/10 (a)(c)	5,800	5,800,000
City of Aurora Illinois, RB, Aztech
Engineering, Inc. Project, AMT, VRDN,
0.38%, 8/09/10 (a)	1,395	1,395,000
City of Chicago Illinois, GO, Series B-1,
VRDN, 0.26%, 8/02/10 (a)	21,400	21,400,000
City of Chicago Illinois, RB, Groot Industries,
Inc. Project, AMT, VRDN, 0.85%, 8/09/10 (a)	2,400	2,400,000
City of Chicago Illinois, RB, Wastewater,
Subseries C-1, VRDN, 0.25%, 8/02/10 (a)	25,415	25,415,000

Municipal Bonds	Par (000)	Value

Illinois (concluded)
County of Cook Illinois, GO, PUTTERS,
Series 559, VRDN, 0.33%, 8/09/10 (a)(b)	$3,200	$3,200,000
Illinois Finance Authority, RB, Eagle Tax-
Exempt Trust, Series 2006-0115A,
VRDN, 0.28%, 8/09/10 (a)(b)	5,445	5,445,000
Illinois Finance Authority, RB, INX
International Ink Co., AMT, VRDN, 0.38%,
8/09/10 (a)	7,770	7,770,000
Illinois Finance Authority, RB, JPMorgan
Chase PUTTERS Trust, Series 3302,
VRDN, 0.28%, 8/02/10 (a)(b)(c)	10,800	10,800,000
Illinois Finance Authority, RB, Rockford
College Project, VRDN, 0.58%, 8/09/10 (a)	1,125	1,125,000
Illinois Finance Authority, RB, Saint Xavier
University, VRDN, 0.27%, 8/09/10 (a)	3,950	3,950,000
Illinois Finance Authority, RB, St. Francis
Hospital, Resurrection Health System,
Series B, VRDN, 0.29%, 8/02/10 (a)	25,870	25,870,000
Illinois Health Facilities Authority, RB,
Riverside Health System, Series B, VRDN,
0.24%, 8/09/10 (a)	9,445	9,445,000
Illinois State Toll Highway Authority, RB,
Senior Priority, Series A-1, VRDN, 0.32%,
8/09/10 (a)	5,000	5,000,000
Illinois State Toll Highway Authority, RB,
Senior Priority, Series A-2, VRDN (a):
0.29%, 8/09/10	191,600	191,600,000
0.31%, 8/09/10	16,150	16,150,000
Metropolitan Pier & Exposition Authority,
Deutsche Bank SPEARS Trust, RB, Series
453, VRDN, 0.30%, 8/09/10 (a)(b)	5,750	5,750,000
Regional Transportation Authority Illinois,
RB, Eagle Tax-Exempt Trust, Series 2009-
0042A, VRDN, 0.29%, 8/09/10 (a)(b)(c)	9,900	9,900,000
Regional Transportation Authority, RB,
Floaters, Series 020, VRDN, 0.43%,
8/09/10 (a)	74,250	74,250,000
Regional Transportation Authority, RB, P-
FLOATS Series 2761, VRDN, 0.53%,
8/09/10 (a)(b)	18,790	18,790,000
Southern Illinois University, RB, Eclipse
Funding Trust, Series 2006-0078, VRDN,
0.28%, 8/09/10 (a)(c)	11,445	11,445,000
State of Illinois, GO, P-FLOATS, Series
3517, VRDN, 0.53%, 8/09/10 (a)(b)	12,900	12,900,000
State of Illinois, GO, Series B, VRDN, 2.77%,
8/09/10 (a)	284,900	284,900,000
Upper Illinois River Valley Development
Authority, RB, HFH of Illinois LP Project,
AMT, VRDN, 0.45%, 8/09/10 (a)	2,090	2,090,000

		756,790,000

Indiana—1.6%
City of Michigan City Indiana, RB, Local M/F
Housing, Garden Estates West
Apartments, AMT, VRDN, 0.30%,
8/09/10 (a)	5,805	5,805,000
County of Whitley Indiana, RB, Micropulse,
Inc. Project, AMT, VRDN, 0.42%, 8/09/10 (a)	1,020	1,020,000
Crown Point Indiana Community School
Corp., RB, Eclipse Funding Trust, Series
2007-0052, VRDN, 0.27%, 8/02/10 (a)	12,285	12,285,000
Indiana Development Finance Authority,
RB, Waste Management, Inc., Series B,
AMT, VRDN, 0.31%, 8/09/10 (a)	7,000	7,000,000

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Finance Authority, RB, Allied Waste North America, AMT, VRDN, 0.38%, 8/09/10 (a)	$20,000	$20,000,000
Indiana Finance Authority, RB, Ascension Health Project, Series E6, Mandatory Put Bonds, 0.39%, 3/15/11	6,000	6,000,000
Indiana Finance Authority, RB, I.V.C. Industrial Coatings, Inc. Project, AMT, VRDN, 0.33%, 8/09/10 (a)	8,500	8,500,000
Indiana Finance Authority, RB, Marquette Project, Series B, VRDN, 0.28%, 8/09/10 (a)	6,000	6,000,000
Indiana Health & Educational Facilities Financing Authority, RB, ROCS-RR-II-R- 10417, VRDN, 0.28%, 8/09/10 (a)(b)(c)	52,150	52,150,000
Indiana Housing & Community Development Authority, RB, PUTTERS, Series 1397, AMT, VRDN, 0.43%, 8/09/10 (a)(b)	14,965	14,965,000
Indianapolis Local Public Improvement Bond Bank, RB, Indianapolis Airport Project, Series C-5, AMT, VRDN, 0.37%, 8/09/10 (a)	20,000	20,000,000
New Albany Floyd County Industrial School Building, RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 20B, VRDN, 0.29%, 8/09/10 (a)(b)(c)	7,450	7,450,000

		161,175,000

Iowa—0.1%
Iowa Finance Authority, RB, Series F, AMT, VRDN, 0.29%, 8/09/10 (a)	6,000	6,000,000

Kansas—0.2%
City of Lawrence Kansas, RB, Multi-Modal- Development, Boyer Properties LP, Series A, AMT, VRDN, 0.35%, 8/09/10 (a)	2,765	2,765,000
City of Lenexa Kansas, RB, Municipal Trust Receipts Floaters, Series 2007-302, VRDN, 0.33%, 8/09/10 (a)(b)	8,190	8,190,000
City of Wichita Kansas, GO, Series 232 TAN, 0.75%, 8/19/10	145	145,010
Sedgwick & Shawnee Counties Kansas, RB, JPMorgan Chase PUTTERS Trust, Series 3206, AMT, VRDN, 0.38%, 8/09/10 (a)(b)(c)	6,885	6,885,000

		17,985,010

Kentucky—0.9%
City of Glasgow Kentucky, RB, Felker Brothers Corp. Project, AMT, VRDN, 0.45%, 8/09/10 (a)	3,100	3,100,000
County of Pendleton Kentucky, TECP, Kentucky Association Counties Leasing Program, Series 1989, 0.40%, 9/17/10	43,000	43,000,000
County of Shelby, Lease RB, Series A, VRDN, 0.25%, 8/02/10 (a)	10,110	10,110,000
Kentucky Economic Development Finance Authority, RB, Municipal Trust Receipts Floaters, Series 2980, VRDN, 0.28%, 8/09/10 (a)(b)(c)	10,500	10,500,000
Kentucky Economic Development Finance Authority, Refunding RB, Baptist Healthcare System Project, Series B1, VRDN, 0.34%, 8/02/10 (a)	21,000	21,000,000

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Kentucky Public Energy Authority, RB, Municipal Trust Receipts Floaters, Series 21-A, VRDN, 0.30%, 8/09/10 (a)(b)	$1,463	$1,463,000

		89,173,000

Louisiana—1.3%
Calcasieu Parish IDB, Inc., RB, Hydroserve Westlake LLC, AMT, VRDN, 0.38%, 8/09/10 (a)	4,500	4,500,000
Jefferson Parish Finance Authority, RB, ROCS-RR-II-R-11086, VRDN, 0.30%, 8/09/10 (a)(b)	11,775	11,775,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips Holding Co., Inc. Project, Series B, AMT, VRDN, 0.30%, 8/09/10 (a)	3,400	3,400,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips, Inc. Project, Series A, VRDN, 0.28%, 8/09/10 (a)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, BASF Corp. Project, AMT, VRDN, 0.39%, 8/09/10 (a)	14,000	14,000,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Project, AMT, VRDN, 0.57%, 8/09/10 (a)	2,500	2,500,000
Louisiana Public Facilities Authority, RB, Port LLC Project, Series C, VRDN, 0.31%, 8/09/10 (a)	6,000	6,000,000
Louisiana State Municipal Natural Gas Purchasing & District Authority, RB, PUTTERS, Series 1411Q, VRDN, 0.30%, 8/09/10 (a)(b)	36,385	36,385,000
Parish of St. Charles Louisiana, RB, Shell Oil Co. Norco Project, AMT, VRDN, 0.31%, 8/02/10 (a)	23,600	23,600,000
State of Louisiana, RB, PUTTERS, Series 2377, VRDN, 0.33%, 8/09/10 (a)(b)	9,420	9,420,000

		132,480,000

Maine—0.6%
Finance Authority of Maine, RB, The Jackson Laboratory, VRDN, 0.30%, 8/09/10 (a)	20,540	20,540,000
Maine Health & Higher Educational Facilities Authority, RB, Series B, VRDN, 0.34%, 8/09/10 (a)	12,150	12,150,000
Maine Health & Higher Educational Facilities, RB, Wells Fargo Stage Trust, Series 2009-59C, VRDN, 0.26%, 8/09/10 (a)(b)(c)	13,180	13,180,000
Maine State Housing Authority, RB, State S/F Housing, Series H, VRDN, 0.26%, 8/02/10 (a)	16,500	16,500,000

		62,370,000

Maryland—0.8%
County of Washington Maryland, RB, Conservit, Inc. Facilities Project, VRDN, 0.43%, 8/09/10 (a)	4,165	4,165,000
Maryland Community Development Administration, RB, Series J, VRDN, 0.30%, 8/09/10 (a)	19,220	19,220,000
Maryland EDC, RB, Bindagraphics, Inc. Project, AMT, VRDN, 0.43%, 8/09/10 (a)	1,175	1,175,000
Maryland EDC, RB, Gamse Lithographing Co., AMT, VRDN, 0.43%, 8/09/10 (a)	1,955	1,955,000
Maryland EDC, RB, Linemark Printing, Inc. Project, AMT, VRDN, 0.48%, 8/09/10 (a)	5,205	5,205,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	4

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series D, VRDN, 0.18%, 8/02/10 (a)	$3,000	$3,000,000
Maryland Industrial Development Financing Authority, RB, Occidental Petroleum Corp. Project, VRDN, 0.24%, 8/09/10 (a)	26,600	26,600,000
Maryland State Community Development Administration, RB, Clipper Tax-Exempt Certificate Trust, Series 2007-19, VRDN, 0.43%, 8/09/10 (a)	3,950	3,950,000
Maryland State Transportation Authority, RB, ROCS-RR-II-R-11437, VRDN, 0.29%, 8/09/10 (a)(b)	10,000	10,000,000

		75,270,000

Massachusetts—3.2%
Commonwealth of Massachusetts, GO, Floaters, Series 8024, VRDN, 0.43%, 8/09/10 (a)	51,325	51,325,000
Commonwealth of Massachusetts, RB, P- FLOATS, Series 3058, VRDN, 0.53%, 8/09/10 (a)(b)	46,540	46,540,000
Commonwealth of Massachusetts, RB, P- FLOATS, Series 3511, VRDN, 0.53%, 8/09/10 (a)(b)	18,480	18,480,000
Massachusetts Bay Transportation Authority, RB, Series A7, VRDN, 0.37%, 8/09/10 (a)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, Buckingham Brown & Nichols, VRDN, 0.28%, 8/09/10 (a)	2,400	2,400,000
Massachusetts Development Finance Agency, RB, Cordis Mills LLC, AMT, VRDN, 0.32%, 8/09/10 (a)	9,850	9,850,000
Massachusetts Development Finance Agency, RB, Fessenden School Project, VRDN, 0.28%, 8/09/10 (a)	6,270	6,270,000
Massachusetts Development Finance Agency, RB, ISO New England, Inc. Project, VRDN, 0.24%, 8/09/10 (a)	6,700	6,700,000
Massachusetts Development Finance Agency, RB, Lesley University, VRDN, 0.29%, 8/09/10 (a)	5,895	5,895,000
Massachusetts Development Finance Agency, RB, Smith College, VRDN, 0.28%, 8/09/10 (a)	63,950	63,950,000
Massachusetts State Development Finance Agency, RB, Macon Trust Certificates, Series 2007 344, VRDN, 0.40%, 8/09/10 (a)	54,367	54,367,000
Massachusetts State Health & Educational Facilities, Macon Trust, RB, Series 2007- 310, VRDN, 0.33%, 8/09/10 (a)	11,250	11,250,000
Massachusetts State Special Obligation RB, Puttable Floating Option Tax-Exempt Receipts, Series 4314, VRDN, 0.53%, 8/09/10 (a)(b)	21,295	21,295,000
Massachusetts State Turnpike Authority, RB, Clipper Tax-Exempt Certificate Trust, Series 2007, VRDN, 0.28%, 8/09/10 (a)	9,546	9,546,000

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts State Water Pollution Abatement, RB, PUTTERS, Series 2847, VRDN, 0.28%, 8/09/10 (a)(b)	$3,240	$3,240,000

		315,658,000

Michigan—1.9%
Eastern Michigan University, RB, General, Series A, VRDN, 0.29%, 8/02/10 (a)	10,000	10,000,000
Holt Public Schools, GO, VRDN, 0.33%, 8/09/10 (a)	5,530	5,530,000
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital, Series A, VRDN, 0.23%, 8/09/10 (a)	6,495	6,495,000
Michigan Municipal Bond Authority, Revenue Notes, State Aid, Series C-2, VRDN, 2.50%, 8/20/10 (a)	25,400	25,420,493
Michigan State HDA, RB, Series A, AMT, VRDN, 0.32%, 8/02/10 (a)	35,525	35,525,000
Michigan State HDA, RB, Series E, AMT, VRDN, 0.36%, 8/09/10 (a)	28,000	28,000,000
Michigan State HDA, Refunding RB, Series B, AMT, VRDN, 0.34%, 8/09/10 (a)	8,400	8,400,000
Michigan State HDA, Refunding RB, Series C, VRDN, 0.27%, 8/09/10 (a)	23,930	23,930,000
Michigan State HDA, Refunding RB, Series D, VRDN, 0.29%, 8/09/10 (a)	8,900	8,900,000
Michigan State Hospital Finance Authority, RB, Ascension Health Project, VRDN, 0.37%, 8/09/10 (a)	6,300	6,300,000
University of Michigan, RB, Series A, VRDN, 0.22%, 8/02/10 (a)	10,000	10,000,000
Wayne County Airport Authority, RB, Detroit Metro, Series C1, AMT, VRDN, 0.30%, 8/09/10 (a)	17,160	17,160,000

		185,660,493

Minnesota—0.3%
City of Minneapolis Minnesota, GO, VRDN, 0.30%, 8/09/10 (a)	29,170	29,170,000

Mississippi—0.9%
Mississippi Business Finance Corp., RB, Jackson Medical Mall Foundation Project, VRDN, 0.28%, 8/09/10 (a)	4,765	4,765,000
Mississippi Business Finance Corp., RB, Promenade D Iberville Project, VRDN, 0.25%, 8/09/10 (a)	30,895	30,895,000
Mississippi Development Bank Special Obligation, RB, Harrison Project, Series A, VRDN, 0.38%, 8/09/10 (a)	13,100	13,100,000
Mississippi Development Bank Special Obligation, RB, Walnut Grove Youth, Series A, VRDN, 0.31%, 8/09/10 (a)	11,000	11,000,000
Mississippi State, RB, Clipper Tax-Exempt Certificate Trust, Series 2008-6, VRDN, 0.31%, 8/09/10 (a)	25,270	25,270,000

		85,030,000

Missouri—1.4%
City of St. Louis Missouri, Refunding RB, St. Louis Airport Project, Floaters, Series 017, VRDN, 0.38%, 8/09/10 (a)	15,080	15,080,000
Kansas City IDA, RB, KC Downtown Redevelopment Project, Series B, VRDN, 0.28%, 8/09/10 (a)	13,845	13,845,000
Missouri State Health & Educational Facilities Authority, RB, Drury College, VRDN, 0.29%, 8/02/10 (a)	20,070	20,070,000

5	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, Eagle Tax-Exempt Trust, Series 2007-0001A, VRDN, 0.28%, 8/09/10 (a)(b)	$8,470	$8,470,000
Missouri State Health & Educational Facilities Authority, RB, Municipal Trust Receipts Floaters Series 157, VRDN, 0.30%, 8/09/10 (a)(b)	14,840	14,840,000
Missouri State Health & Educational Facilities Authority, RB, ROCS-RR-II-R- 12269, VRDN, 0.28%, 8/09/10 (a)(b)(c)	32,295	32,295,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series C-2, Remarketed, VRDN, 0.22%, 8/09/10 (a)	5,140	5,140,000
Missouri State Health & Educational Facilities Authority, Refunding RB, Ascension Health Project, Mandatory Put Bonds, Series C1, 0.48%, 5/04/11	7,430	7,430,000
Missouri State Health & Educational Facilities Authority, Refunding RB, BJC Healthcare System Project, Series B, VRDN, 0.25%, 8/02/10 (a)	10,000	10,000,000
Palmyra IDA, RB, BASF Corp. Project, AMT, VRDN, 0.39%, 8/09/10 (a)	8,000	8,000,000

		135,170,000

Multi-State—0.1%
BB&T Municipal Trust, Municipal Trust Receipts Floaters, Series 5000, VRDN, 0.42%, 8/09/10 (a)(b)(c)	10,734	10,733,908

Nebraska—1.4%
Central Plains Energy Project, RB, Project No. 2, VRDN, 0.30%, 8/09/10 (a)	94,680	94,680,000
City of Lincoln Nebraska, RB, Municipal Trust Receipts Floaters, Series 2900, VRDN, 0.30%, 8/09/10 (a)(b)	13,370	13,370,000
Douglas County Hospital Authority No. 3, RB, ROCS-RR-II-R-11693, VRDN, 0.29%, 8/09/10 (a)(b)(c)	5,265	5,265,000
Lincoln Nebraska, RB, Eclipse Funding Trust, Series 2007-0043, VRDN, 0.28%, 8/09/10 (a)	23,350	23,350,000

		136,665,000

Nevada—0.8%
Clark County Nevada, Deutsche Bank SPEARS Trust, RB, Series 669, VRDN, 0.30%, 8/09/10 (a)(b)	3,550	3,550,000
Clark County School District, GO, ROCS-RR- II-R-11297, VRDN, 0.28%, 8/09/10 (a)(b)	3,755	3,755,000
County of Clark Nevada, Revenue Notes, Clark Airport Project, Subseries E-1, 2.50%, 6/01/11	12,740	12,936,245
County of Clark, RB, Nevada Airport, ROCS- RR-II-R-11827, VRDN, 0.38%, 8/09/10 (a)(b)(c)	6,250	6,250,000
County of Clark, RB, Nevada Passenger Facility, ROCS-RR-II-R-11825, VRDN, 0.30%, 8/09/10 (a)(b)(c)	3,000	3,000,000
Director of the State of Nevada Department of Business & Industry, RB, LVE Energy Partners LLC Project, AMT, VRDN, 0.38%, 8/09/10 (a)	13,100	13,100,000

Municipal Bonds	Par (000)	Value

Nevada (concluded)
Director of the State of Nevada Department of Business & Industry, RB, Republic Services, Inc. Project, AMT, VRDN, 0.32%, 8/09/10 (a)	$41,000	$41,000,000

		83,591,245

New Hampshire—0.8%
New Hampshire Business Finance Authority, RB, Monadnock Community Hospital, VRDN, 0.28%, 8/02/10 (a)	19,325	19,325,000
New Hampshire Business Finance Authority, RB, Wiggins Airways, Inc., AMT, VRDN, 0.45%, 8/09/10 (a)	2,880	2,880,000
New Hampshire Business Finance Authority, TECP, NEPCO Project, Series 90A, 0.85%, 8/03/10	45,000	45,000,000
New Hampshire Health & Education Facilities Authority, RB, River College, VRDN, 0.30%, 8/09/10 (a)	10,465	10,465,000

		77,670,000

New Jersey—4.4%
Borough of Butler New Jersey, GO, BAN, 1.50%, 8/27/10	9,342	9,346,327
Borough of Palisades Park New Jersey, GO, BAN, 1.25%, 4/21/11	2,261	2,268,694
Essex County New Jersey Import Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 3987, VRDN, 0.52%, 8/09/10 (a)(b)	46,495	46,495,000
Garden State Preservation Trust, RB, Floaters, Series 2008-001, VRDN, 0.38%, 8/09/10 (a)	30,460	30,460,000
Garden State Preservation Trust, RB, Floaters, Series DCL 006, VRDN, 0.43%, 8/09/10 (a)(b)	13,435	13,435,000
New Jersey EDA, RB, P-FLOATS, Series 2805, VRDN, 0.52%, 8/09/10 (a)(b)	32,645	32,645,000
New Jersey EDA, RB, P-FLOATS, Series 3824, VRDN, 0.52%, 8/09/10 (a)(b)	24,430	24,430,000
New Jersey EDA, RB, Series 2008-063, VRDN, 0.43%, 8/09/10 (a)(b)(c)	10,760	10,760,000
New Jersey Housing & Mortgage Finance Agency S/F Housing, RB, Series O, AMT, VRDN, 0.36%, 8/09/10 (a)	14,400	14,400,000
New Jersey State Turnpike Authority, RB, P- FLOATS, Series 2493, VRDN, 0.52%, 8/09/10 (a)(b)	24,360	24,360,000
New Jersey State Turnpike Authority, RB, Series C2, VRDN, 0.30%, 8/09/10 (a)	50,000	50,000,000
New Jersey State Turnpike Authority, RB, Series C3, VRDN, 0.30%, 8/09/10 (a)	32,175	32,175,000
New Jersey Transportation Trust Fund Authority, RB, Floaters, Series 40, VRDN, 0.43%, 8/09/10 (a)	49,595	49,595,000
New Jersey Transportation Trust Fund Authority, RB, P-FLOATS, Series 2494, VRDN, 0.52%, 8/09/10 (a)(b)	26,755	26,755,000
Tobacco Settlement Financing Corp., RB, Municipal Trust Receipts Floaters, Series 2959, VRDN, 0.35%, 8/09/10 (a)(b)(c)	14,215	14,215,000
Township of Livingston New Jersey, GO, BAN, 1.25%, 2/11/11	16,700	16,763,700
Township of Old Bridge New Jersey, GO, BAN, 2.00%, 10/19/10	3,728	3,738,281
Township of Readington, GO, BAN, 1.00%, 2/03/11	20,000	20,057,477

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	6

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Township of Springfield New Jersey/Union County, GO BAN, 1.50%, 8/13/10	$9,512	$9,514,561

		431,414,040

New Mexico—0.5%
City of Farmington New Mexico, RB, Arizona Public Service Co. Project, Series B, VRDN, 0.25%, 8/02/10 (a)	14,500	14,500,000
New Mexico Educational Assistance Foundation, RB, Series A, AMT, VRDN, 0.32%, 8/09/10 (a)	4,305	4,305,000
New Mexico Educational Assistance Foundation, RB, Student Loans, Series A- 1, AMT, VRDN, 0.32%, 8/09/10 (a)	15,000	15,000,000
New Mexico Educational Assistance Foundation, RBC Municipal Products, Inc. Trust, RB, Municipal Trust Receipts Floaters Series I-36, AMT, VRDN, 0.38%, 8/09/10 (a)(b)	14,900	14,900,000

		48,705,000

New York—4.5%
Metropolitan Transportation Authority, RB, Eagle Tax-Exempt Trust, Series 2007- 0095A, VRDN, 0.29%, 8/09/10 (a)(b)	7,000	7,000,000
Metropolitan Transportation Authority, RB, ROCS-RR-II-R-12289, VRDN, 0.29%, 8/09/10 (a)(b)(c)	27,545	27,545,000
Metropolitan Transportation Authority, Refunding RB, Series B, VRDN, 0.38%, 8/09/10 (a)	25,000	25,000,000
New York City Housing Development Corp., RB, M/F Housing, AMT, VRDN, 0.53%, 5/13/11	6,950	6,950,000
New York City Housing Development Corp., RB, M/F Housing, ROCS-RR-II-R-13100, VRDN, 0.31%, 8/09/10 (a)(b)(c)	15,000	15,000,000
New York City Municipal Water Finance Authority, RB, Eagle Tax-Exempt Trust, Series 2009-0047, Class A, VRDN, 0.28%, 8/09/10 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, RB, Municipal Trust Receipts Floaters, Series 2843, VRDN, 0.30%, 8/09/10 (a)(b)	24,565	24,565,000
New York City Municipal Water Finance Authority, RB, ROCS-RR-II-R-12309, VRDN, 0.28%, 8/09/10 (a)(b)(c)	21,495	21,495,000
New York City Municipal Water Finance Authority, RB, ROCS-RR-II-R-406, VRDN, 0.28%, 8/09/10 (a)(b)	24,135	24,135,000
New York City Transitional Finance Authority, RB, Series G-5, VRDN, 0.21%, 8/02/10 (a)	14,900	14,900,000
New York Liberty Development Corp., RB, World Trade Center Project, Series A, Mandatory Put Bonds, 0.50%, 1/18/11	130,000	130,000,000
New York State Dormitory Authority, RB, Eagle Tax-Exempt Trust, Series 2007- 0002A, VRDN, 0.28%, 8/09/10 (a)(b)	20,000	20,000,000
New York State Environmental Facilities Corp., RB, ROCS-RR-II-R-12273, VRDN, 0.28%, 8/09/10 (a)(b)(c)	5,710	5,710,000
Port Authority of New York & New Jersey, RB, JPMorgan Chase PUTTERS Trust, Series 3194, AMT, VRDN, 0.37%, 8/09/10 (a)(b)(c)	47,990	47,990,000

Municipal Bonds	Par (000)	Value

New York (concluded)
Sales Tax Asset Receivable Corp., RB, Municipal Trust Receipts Floaters, Series 2901, VRDN, 0.30%, 8/09/10 (a)(b)	$32,545	$32,545,000
Sales Tax Asset Receivable Corp., RB, ROCS-RR-II-R-10395, VRDN, 0.29%, 8/09/10 (a)(b)(c)	33,905	33,905,000

		446,740,000

North Carolina—3.4%
BB&T Municipal Trust, RB, Municipal Trust Receipts Floaters, Series 1016, VRDN, 0.34%, 8/09/10 (a)(b)	18,895	18,895,000
Charlotte-Mecklenburg Hospital Authority, RB, Carolinas Healthcare Foundation Project, Series D, VRDN, 0.30%, 8/09/10 (a)	19,050	19,050,000
Charlotte-Mecklenburg Hospital Authority, RB, CMC Northeast, Inc., Series H, VRDN, 0.23%, 8/02/10 (a)	61,465	61,465,000
Charlotte-Mecklenburg Hospital Authority, RB, Series F, VRDN, 0.38%, 8/09/10 (a)	46,305	46,305,000
City of Raleigh North Carolina, COP, Downtown Improvement Project, Series A, VRDN, 0.22%, 8/09/10 (a)	17,000	17,000,000
City of Raleigh North Carolina, RB, 7 Month Window, VRDN, 0.38%, 8/09/10 (a)	4,825	4,825,000
Mecklenburg County North Carolina, GO, 7 Month Windows, Series D, VRDN, 0.38%, 8/09/10 (a)	8,845	8,845,000
North Carolina Capital Facilities Finance Agency, RB, Campbell University, VRDN, 0.26%, 8/09/10 (a)	4,935	4,935,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series A, AMT, VRDN, 0.28%, 8/09/10 (a)	11,000	11,000,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series B, AMT, VRDN, 0.31%, 8/09/10 (a)	7,000	7,000,000
North Carolina Medical Care Commission, RB, Novant Health, Inc. Project, Series A, VRDN, 0.28%, 8/09/10 (a)	2,900	2,900,000
North Carolina Medical Care Commission, RB, WakeMed, Series B, VRDN, 0.25%, 8/09/10 (a)	9,400	9,400,000
North Carolina State Education Assistance Authority, RB, Student Loan, Series A-2, AMT, VRDN, 0.31%, 8/09/10 (a)	14,000	14,000,000
Raleigh Durham Airport Authority, RB, Series A, AMT, VRDN, 0.33%, 8/09/10 (a)	98,795	98,795,000
Raleigh Durham Airport Authority, RB, Series C, VRDN, 0.26%, 8/09/10 (a)	4,600	4,600,000
University of North Carolina at Chapel Hill, RB, ROCS-RR-II-R-11292, VRDN, 0.28%, 8/09/10 (a)(b)	3,065	3,065,000

		332,080,000

Ohio—0.9%
Akron University, Refunding RB, Series C2, VRDN, 0.32%, 8/09/10 (a)	11,785	11,785,000
City of Delaware Ohio, GO, BAN, 1.25%, 4/27/11	5,875	5,903,289
County of Butler Ohio, GO, Various Purposes Project, BAN, 1.25%, 8/05/10	6,858	6,858,308

7	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Ohio Air Quality Development Authority, RB, FirstEnergy Corp. Project, Wells Fargo Stage Trust, Series 52C, VRDN, 0.26%, 8/09/10 (a)(b)(c)	$10,000	$10,000,000
Ohio State Higher Educational Facility Commission, RB, Eagle Tax-Exempt Trust, Series 2007-0041A, VRDN, 0.29%, 8/09/10 (a)(b)	43,600	43,600,000
Ohio State Hospital Facilities, RB, Cleveland Clinic Health Systems Project, Wells Fargo Stage Trust, Series 56C, VRDN, 0.26%, 8/09/10 (a)(b)(c)	8,000	8,000,000

		86,146,597

Oklahoma—0.8%
Oklahoma Development Finance Authority, RB, ConocoPhillips Holding Co. Project, AMT, VRDN, 0.30%, 8/09/10 (a)	10,000	10,000,000
Oklahoma Development Finance Authority, RB, ConocoPhillips Project, AMT, VRDN, 0.30%, 8/09/10 (a)	29,300	29,300,000
Oklahoma Development Finance Authority, Refunding RB, Integris Baptist Medical Center Project, Series A2, VRDN, 0.25%, 8/09/10 (a)	39,200	39,200,000

		78,500,000

Oregon—0.1%
Oregon State Facilities Authority, RB, Childpeace Montessori, Series A, VRDN, 0.29%, 8/09/10 (a)	7,000	7,000,000

Pennsylvania—2.3%
Allegheny County, RB, Puttable Floating Option Tax-Exempt Receipts, Series 3965, VRDN, 0.60%, 8/09/10 (a)(b)	6,650	6,650,000
Berks County Municipal Authority, RB, Floaters, RBC Municipal Products, Inc. Trust Various States, Series C13, VRDN, 0.28%, 8/09/10 (a)(b)(c)	15,995	15,995,000
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series B, VRDN, 0.25%, 8/02/10 (a)	49,470	49,470,000
Emmaus General Authority, RB, VRDN, 0.30%, 8/09/10 (a)	25,250	25,250,000
Pennsylvania Economic Development Financing Authority, RB, NHS-AVS LLC Project, VRDN, 0.28%, 8/02/10 (a)	6,200	6,200,000
Pennsylvania Economic Development Financing Authority, RB, Republic Services, Inc. Project, AMT, VRDN, 0.32%, 8/09/10 (a)	8,000	8,000,000
Pennsylvania HFA, RB, Municipal Trust Receipts Floaters, Series 2009-10C, AMT, VRDN, 0.31%, 8/09/10 (a)(b)(c)	10,415	10,415,000
Pennsylvania HFA, RB, Rental Housing, Series D, VRDN, 0.27%, 8/09/10 (a)	4,305	4,305,000
Pennsylvania HFA, RB, Series 2006-94B, AMT, VRDN, 0.37%, 8/09/10 (a)	11,315	11,315,000
Pennsylvania State, RB, Clipper Tax-Exempt Certificate Trust, Series 2007, VRDN, 0.31%, 8/09/10 (a)(c)	17,385	17,385,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Children’s Hospital of Philadelphia Project, Series A, VRDN, 0.25%, 8/02/10 (a)	22,500	22,500,000
Philadelphia School District, GO, Subseries B-3, VRDN, 0.25%, 8/09/10 (a)	24,000	24,000,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Southcentral General Authority, RB, Wellspan Health Group, Series C, VRDN, 0.30%, 8/09/10 (a)	$8,400	$8,400,000
Venango, Pennsylvania IDA, TECP, Scrubgrass, 0.47%, 8/02/10	6,300	6,300,000
Venango, Pennsylvania IDA, TECP, Scrubgrass, Series 1993, 0.55%, 8/03/10	12,500	12,500,000

		228,685,000

Puerto Rico—4.0%
Commonwealth of Puerto Rico, GO, Public Improvement, Series C4, VRDN, 0.25%, 8/09/10 (a)	36,700	36,700,000
Commonwealth of Puerto Rico, GO, Public Improvement, Series C5, VRDN, 0.25%, 8/09/10 (a)	100,015	100,015,000
Puerto Rico Electric Power Authority, RB, Floaters, Series DCL 2008-013, VRDN, 0.38%, 8/09/10 (a)	14,620	14,620,000
Puerto Rico Electric Power Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4147, VRDN, 0.52%, 8/09/10 (a)(b)	55,390	55,390,000
Puerto Rico Highway & Transportation Authority, RB, P-FLOATS, Series 3189, VRDN, 0.52%, 8/09/10 (a)(b)	77,180	77,180,000
Puerto Rico Highway & Transportation Authority, RB, P-FLOATS, Series 3677, VRDN, 0.52%, 8/09/10 (a)(b)	7,560	7,560,000
Puerto Rico Highway & Transportation Authority, Refunding RB, Floaters, Series 008, VRDN, 0.38%, 8/09/10 (a)	15,975	15,975,000
Puerto Rico, RB, Austin Trust, Series 2008- 355, VRDN, 0.39%, 8/09/10 (a)(b)	84,325	84,325,000

		391,765,000

Rhode Island—1.6%
Rhode Island Health & Educational Building Corp., RB, Roger Williams University, Series A, VRDN, 0.27%, 8/09/10 (a)	10,205	10,205,000
Rhode Island Housing & Mortgage Finance Corp., RB, Groves at Johnston Project, AMT, VRDN, 0.28%, 8/09/10 (a)	30,950	30,950,000
Rhode Island Housing & Mortgage Finance Corp., RB, JPMorgan Chase PUTTERS Trust, Series 3210, VRDN, 0.28%, 8/09/10 (a)(b)(c)	14,905	14,905,000
Rhode Island Housing & Mortgage Finance Corp., RB, State M/F Mortgage, Smith Building, Series A, AMT, VRDN, 0.45%, 8/09/10 (a)	2,110	2,110,000
State of Rhode Island, GO, TAN, 2.00%, 6/30/11	86,850	88,028,012
State of Rhode Island, RB, Immunex Corp. Sewer Project, AMT, VRDN, 0.45%, 8/09/10 (a)	2,880	2,880,000
Town of Westerly Rhode Island, GO, BAN, 1.50%, 7/28/11	8,835	8,918,185

		157,996,197

South Carolina—2.4%
County of Berkeley South Carolina, RB, Nucor Corp. Project, AMT, VRDN, 0.32%, 8/09/10 (a)	9,400	9,400,000
County of Berkeley South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.35%, 8/09/10 (a)	15,000	15,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	8

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
County of Darlington South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.35%, 8/09/10 (a)	$4,100	$4,100,000
Greenville County South Carolina School District, RB, JPMorgan Chase PUTTERS Trust, Series 3165, VRDN, 0.28%, 8/09/10 (a)(b)(c)	15,995	15,995,000
Patriots Energy Group, Refunding RB, VRDN, 0.27%, 8/09/10 (a)	31,165	31,165,000
Piedmont Municipal Power Agency, RB, Series B, VRDN, 0.28%, 8/09/10 (a)	25,300	25,300,000
Piedmont Municipal Power Agency, RB, Series C, VRDN, 0.34%, 8/09/10 (a)	2,300	2,300,000
South Carolina Jobs-EDA, RB, Ashley Hall Project, VRDN, 0.27%, 8/09/10 (a)	19,000	19,000,000
South Carolina Jobs-EDA, RB, Electric City Printing Co. Project, AMT, VRDN, 0.42%, 8/09/10 (a)	2,800	2,800,000
South Carolina Jobs-EDA, RB, Giant Cement Holding, Inc., AMT, VRDN, 0.32%, 8/09/10 (a)	39,000	39,000,000
South Carolina Jobs-EDA, RB, University Medical Associates Refinance Project, VRDN, 0.25%, 8/02/10 (a)	29,000	29,000,000
South Carolina State Public Service Authority, RB, Eclipse Funding Trust, Series 2006-0064, VRDN, 0.28%, 8/09/10 (a)	24,715	24,715,000
South Carolina State Public Service Authority, RB, Tax-Exempt Eagle Trust, Series 2006-0007, VRDN, 0.30%, 1/01/36	13,150	13,150,000
State of South Carolina, GO, ROCS-RR-II-R- 692WF, VRDN, 0.27%, 8/09/10 (a)(b)(c)	4,140	4,140,000

		235,065,000

Tennessee—4.1%
Blount County Tennessee Public Building Authority, RB, Eclipse Funding Trust, Series 2007-0005, VRDN, 0.28%, 8/09/10 (a)	27,520	27,520,000
Clarksville Public Building Authority, RB, Tennessee Municipal Bond Fund, VRDN, 0.28%, 8/02/10 (a)	34,500	34,500,000
Memphis-Shelby County Tennessee Sports Authority, RB, Clipper Tax-Exempt Certificate Trust, Series 2007-22, VRDN, 0.28%, 8/09/10 (a)	12,795	12,795,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Ascension Project, VRDN, 0.37%, 8/09/10 (a)	18,600	18,600,000
Montgomery County Public Building Authority, RB, Tennessee County Loan Pool, VRDN (a):
0.28%, 8/02/10	158,070	158,070,000
0.33%, 8/09/10	8,440	8,440,000
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1578, VRDN, 0.30%, 8/09/10 (a)(b)	106,155	106,155,000
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1579, VRDN, 0.30%, 8/09/10 (a)(b)	26,420	26,420,000
Sevier County Public Building Authority, RB, Local Government Public Improvement Series VII-E-1, VRDN, 0.30%, 8/09/10 (a)	7,000	7,000,000

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Tennergy Corp., RB, STARS Certificates Trust, Series 2006-001, VRDN, 0.30%, 8/09/10 (a)(b)	$8,835	$8,835,000

		408,335,000

Texas—18.8%
Bexar County Texas, GO, Puttable Floating Option Tax-Exempt Receipts, Series 4651, VRDN, 0.28%, 8/09/10 (a)(b)(c)	13,330	13,330,000
Brazos Harbor IDC, RB, ConocoPhillips Co. Project, AMT, VRDN, 0.30%, 8/09/10 (a)	6,000	6,000,000
City of Austin Texas, RB, Austin Airport Project, Subseries 2, AMT, VRDN, 0.35%, 8/09/10 (a)	64,925	64,925,000
City of Austin Texas, RB, Austin Airport Project, Subseries 4, AMT, VRDN, 0.35%, 8/09/10 (a)	12,005	12,005,000
City of Dallas Texas, RB, ROCS-RR-II-R- 12279, VRDN, 0.28%, 8/09/10 (a)(b)(c)	7,805	7,805,000
City of Houston Texas, GO, TAN, 2.00%, 6/30/11	31,700	32,156,539
City of Houston, RB, Various Certificates, Series DCL, 2008-055, VRDN, 0.43%, 8/09/10 (a)(b)	16,270	16,270,000
City of San Antonio Texas, RB, Eagle Tax- Exempt Trust, Series 2006-0005A, VRDN, 0.28%, 8/09/10 (a)(b)(c)	7,500	7,500,000
City of San Antonio Texas, RB, Eagle Tax- Exempt Trust, Series 720053010A, VRDN, 0.29%, 8/09/10 (a)(b)	34,550	34,550,000
City of San Antonio Texas, RB, Hotel Occupancy Tax, Sub Lien, VRDN, 0.25%, 8/09/10 (a)	65,355	65,355,000
County of Harris Texas, RB, Toll Road, Senior Lien, Series B2, Mandatory Put Bonds, 2.00%, 8/12/10	45,000	45,018,668
County of Harris Texas, Refunding RB, Toll Road, Series A-2, Mandatory Put Bonds, 2.00%, 8/15/11	37,055	37,671,225
Del Valle Independent School District Texas, GO, PUTTERS, Series 1946, VRDN, 0.31%, 8/09/10 (a)(b)	17,220	17,220,000
Denton Independent School District, GO, PUTTERS, Series 2603, VRDN, 0.28%, 8/09/10 (a)(b)	7,415	7,415,000
Fort Worth Texas, Deutsche Bank SPEARS Trust, RB, Series 515, VRDN, 0.30%, 8/09/10 (a)(b)	18,770	18,770,000
Gregg County Health Facilities Development Corp., RB, Good Shepherd Medical Center Project, VRDN, 0.30%, 8/09/10 (a)	19,775	19,775,000
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital Project, Series A1, VRDN, 0.24%, 8/02/10 (a)	58,410	58,410,000
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital Project, Series C1, VRDN, 0.24%, 8/02/10 (a)	71,410	71,410,000
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital Project, Series C2, VRDN, 0.24%, 8/02/10 (a)	89,160	89,160,000
Harris County Health Facilities Development Corp., RB, Saint Luke’s Episcopal Health, Series A, VRDN, 0.28%, 8/09/10 (a)	96,000	96,000,000

9	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Harris County Hospital District, RB, ROCS- RR-II-R-12075, VRDN, 0.29%, 8/09/10 (a)(b)	$17,000	$17,000,000
Harris County Texas, GO, Clipper Tax- Exempt Certificate Trust, Series 2007- 46, VRDN, 0.31%, 8/09/10 (a)	10,360	10,360,000
Houston Texas Higher Education Finance Corp., RB, Barclays Capital Municipal Trust Receipts, Floaters, William Marsh Rice University Project, Series 61B, VRDN, 0.29%, 8/09/10 (a)(b)(c)	2,000	2,000,000
Houston Texas, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4159, VRDN, 0.53%, 8/09/10 (a)(b)	18,150	18,150,000
Jewett EDC Industrial Development, RB, Nucor Corp. Project, AMT, VRDN, 0.35%, 8/09/10 (a)	6,200	6,200,000
Keller Independent School District, GO, Municipal Trust Receipts, Series 111, VRDN, 0.29%, 8/02/10 (a)(b)	33,700	33,700,000
Lake Travis Independent School District, GO, PUTTERS, Series 1882, VRDN, 0.28%, 8/09/10 (a)(b)(c)	15,690	15,690,000
Port Arthur Navigation District, RB, Air Products & Chemicals Project, AMT, VRDN, 0.57%, 8/09/10 (a)	42,500	42,500,000
Port Freeport Texas, RB, BASF Corp. Project, AMT, VRDN, 0.39%, 8/09/10 (a)	24,500	24,500,000
Port Freeport Texas, RB, Multi-Mode, BASF Corp. Project, AMT, VRDN, 0.39%, 8/09/10 (a)	20,000	20,000,000
Port Houston Authority, GO, JPMorgan Chase PUTTERS Trust, Series 3170, AMT, VRDN, 0.38%, 8/09/10 (a)(b)(c)	25,215	25,215,000
Port of Corpus Christi Authority of Nueces County, RB, Flint Hills Resources LP, Series A, AMT, VRDN, 0.32%, 8/09/10 (a)	10,250	10,250,000
Port of Port Arthur Navigation District, RB, BASF Corp. Project, Series A, AMT, VRDN, 0.39%, 8/09/10 (a)	15,000	15,000,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC, Series M, VRDN, 0.37%, 8/09/10 (a)	22,035	22,035,000
Port of Port Arthur Navigation District, RB, Multi-Mode, Atofina Project, Series B, AMT, VRDN, 0.28%, 8/09/10 (a)	10,000	10,000,000
Port of Port Arthur Navigation District, RB, Total Petrochemicals Project, AMT, VRDN, 0.28%, 8/09/10 (a)	50,000	50,000,000
State of Texas, GO, College Student Loan, AMT, VRDN, 0.37%, 8/02/10 (a)	20,520	20,520,000
State of Texas, GO, Eagle Tax-Exempt Trust, Series 2007-0090A, VRDN, 0.28%, 8/09/10 (a)(b)	29,195	29,195,000
State of Texas, GO, ROCS-RR-II-R-11082, VRDN, 0.28%, 8/09/10 (a)(b)	7,525	7,525,000
State of Texas, GO, Veterans Housing, Series A-2, AMT, VRDN, 0.28%, 8/09/10 (a)	6,000	6,000,000
State of Texas, Revenue Notes, RAN, 2.50%, 8/31/10	660,000	661,063,738
Texas A&M University, RB, ROCS-RR-II-R- 11085, VRDN, 0.28%, 8/09/10 (a)(b)	4,575	4,575,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas A&M University, Refunding RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 39W, VRDN, 0.29%, 8/09/10 (a)(b)(c)	$1,580	$1,580,000
Texas A&M University, Refunding RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 40B, VRDN, 0.29%, 8/09/10 (a)(b)(c)	2,350	2,350,000
Texas Department of Housing & Community Affairs, RB, ROCS-RR-II-R- 11215WF, AMT, VRDN, 0.32%, 8/09/10 (a)(b)	10,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corp. II, RB, STARS Certificates Trust, Series 2007-042-19, VRDN, 0.28%, 8/09/10 (a)(b)	30,000	30,000,000
Texas State Turnpike Authority, RB, ROCS- RR-II-R-12248, VRDN, 0.30%, 8/09/10 (a)(b)(c)	24,750	24,750,000
Travis County, GO, Barclays Capital Municipal Trust Receipts, Floaters, Series 38B, VRDN, 0.29%, 8/09/10 (a)(b)(c)	2,940	2,940,000
Trinity River Authority, RB, Community Waste Disposal Project, AMT, VRDN, 0.32%, 8/09/10 (a)	3,570	3,570,000

		1,847,415,170

Utah—0.8%
City of Murray Utah, RB, IHC Health Services, Inc., Series C, VRDN (a):
0.24%, 8/02/10	22,100	22,100,000
0.25%, 8/02/10	19,640	19,640,000
City of Murray Utah, RB, IHC Health Services, Inc., Series D, VRDN (a):
0.22%, 8/02/10	8,365	8,365,000
0.25%, 8/02/10	30,000	30,000,000
County of Carbon Utah, RB, PacifiCorp, Remarketed, VRDN, 0.27%, 8/09/10 (a)	3,800	3,800,000

		83,905,000

Vermont—0.2%
Vermont Educational & Health Buildings Financing Agency, RB, Landmark College, Inc. Project, Series A, VRDN, 0.25%, 8/02/10 (a)	3,145	3,145,000
Vermont Student Assistance Corp., RB, Senior Series C-1, AMT, VRDN, 0.29%, 8/09/10 (a)	15,000	15,000,000

		18,145,000

Virginia—0.7%
Capital Beltway Funding Corp., RB, Senior Lien, I-495 Hot Lanes, Series D, AMT, VRDN, 0.27%, 8/09/10 (a)	6,000	6,000,000
Fairfax County IDA, RB, Inova Health System Foundation Project, Series A1, VRDN, 0.40%, 8/09/10 (a)	3,500	3,500,000
Lexington IDA, RB, MERLOTS Trust Receipts, Series E01, VRDN, 0.26%, 8/09/10 (a)(b)	5	5,000
Roanoke EDA, RB, Carilion Medical Center Project, Series A-2, VRDN, 0.25%, 8/02/10 (a)	19,000	19,000,000
Sussex County IDA, RB, McGill Environmental Systems, AMT, VRDN, 0.34%, 8/09/10 (a)	1,760	1,760,000
Virginia College Building Authority, RB, 21st Century College, Series B, VRDN, 0.25%, 8/02/10 (a)	13,900	13,900,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	10

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia College Building Authority, RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 3B, VRDN, 0.29%, 8/09/10 (a)(b)(c)	$3,335	$3,335,000
Virginia College Building Authority, RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 4B, VRDN, 0.29%, 8/09/10 (a)(b)(c)	3,335	3,335,000
Virginia College Building Authority, RB, University of Richmond Project, VRDN, 0.25%, 8/02/10 (a)	16,200	16,200,000
Virginia HDA, RB, MERLOTS Trust Receipts, Series C42, AMT, VRDN, 0.33%, 8/09/10 (a)(b)	3,470	3,470,000

		70,505,000

Washington—2.1%
Chelan County Washington Public Utilities District, RB, Eclipse Funding Trust, Series 2007-0047, VRDN, 0.28%, 8/09/10 (a)	11,440	11,440,000
City of Tacoma Washington, GO, PUTTERS, Series 1220, VRDN, 0.33%, 8/09/10 (a)(b)	10,135	10,135,000
King County Washington, GO, Barclays Capital Municipal Trust Receipts, Floaters, Series 1W, VRDN, 0.29%, 8/09/10 (a)(b)(c)	4,000	4,000,000
King County Washington, Refunding RB, Wells Fargo Stage Trust, VRDN, 0.26%, 8/02/10 (a)(b)(c)	9,245	9,245,000
Port of Seattle Washington, GO, Municipal Trust Receipts Floaters, Series 2993, AMT, VRDN, 0.31%, 8/09/10 (a)(b)(c)	20,715	20,715,000
State of Washington, GO, ROCS-RR-II-R- 12285, VRDN, 0.28%, 8/09/10 (a)(b)(c)	11,625	11,625,000
Washington Health Care Facilities Authority, RB, Children’s Hospital, VRDN, 0.31%, 8/09/10 (a)	16,595	16,595,000
Washington Health Care Facilities Authority, RB, Municipal Trust Receipts Floaters, Series 3007, VRDN, 0.29%, 8/09/10 (a)(b)(c)	9,000	9,000,000
Washington Health Care Facilities Authority, RB, Swedish Health Services, VRDN, 0.29%, 8/09/10 (a)	19,015	19,015,000
Washington Health Care Facilities Authority, Refunding RB, Fred Hutchinson Cancer Research Project, Series B, VRDN, 0.25%, 8/02/10 (a)	31,625	31,625,000
Washington Higher Education Facilities Authority, RB, Cornish College of Arts Project, Series A, VRDN, 0.32%, 8/09/10 (a)	11,160	11,160,000
Washington State Housing Finance Commission S/F Housing, RB, Series 1A, AMT, VRDN, 0.32%, 8/09/10 (a)	14,040	14,040,000
Washington State Housing Finance Commission, RB, Heatherwood LLC, Series A, AMT, VRDN, 0.33%, 8/09/10 (a)	10,625	10,625,000
Washington State Housing Finance Commission, RB, State M/F Housing, Mill Pointe LP, Series A, Remarketed, AMT, VRDN, 0.33%, 8/09/10 (a)	9,225	9,225,000
Washington State Housing Finance Commission, RB, State M/F Housing, Springfield, Series A, Remarketed, AMT, VRDN, 0.33%, 8/09/10 (a)	11,050	11,050,000

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington State, RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 14W, VRDN, 0.29%, 8/09/10 (a)(b)(c)	$6,125	$6,125,000

		205,620,000

West Virginia—0.4%
West Virginia State Parkways Economic Development & Tourism Authority, Refunding RB, VRDN, 0.29%, 8/09/10 (a)	39,600	39,600,000

Wisconsin—2.8%
Milwaukee Redevelopment Authority, RB, Cathedral Place Parking Facility, VRDN, 0.35%, 8/09/10 (a)	13,540	13,540,000
State of Wisconsin, GO, Municipal Trust Receipts Floaters, Series 2927, VRDN, 0.30%, 8/09/10 (a)(b)	13,050	13,050,000
State of Wisconsin, TECP, Petroleum Inspection Fee, Series 2000:
0.44%, 9/10/10	15,000	15,000,000
0.40%, 9/08/10	28,000	28,000,000
State of Wisconsin, TECP, Series 2008:
0.47%, 8/13/10	20,374	20,374,000
0.46%, 10/08/10	4,000	4,000,000
0.44%, 9/10/10	53,713	53,713,000
0.42%, 8/09/10	53,600	53,600,000
Wisconsin Health & Educational Facilities Authority, RB, Capital Lakes, Inc., Series B, VRDN, 0.27%, 8/09/10 (a)	10,025	10,025,000
Wisconsin Housing & EDA, RB, Series G, AMT, VRDN, 0.43%, 8/09/10 (a)	16,700	16,700,000
Wisconsin Housing & EDA, RB, State S/F Housing, Series A, AMT, VRDN, 0.48%, 8/09/10 (a)	49,910	49,910,000

		277,912,000

Wyoming—0.1%
City of Green River Wyoming, RB, OCI Wyoming LP Project, AMT, VRDN, 0.45%, 8/09/10 (a)	4,600	4,600,000
Laramie County Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series A, AMT, VRDN, 0.32%, 8/09/10 (a)	5,000	5,000,000
Laramie County Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series B, AMT, VRDN, 0.32%, 8/09/10 (a)	3,500	3,500,000

		13,100,000

Total Investments
(Cost — $9,742,774,083*) — 99.1%		9,742,774,083
Other Assets Less Liabilities — 0.9%		84,987,591

Net Assets — 100.0%		$9,827,761,674

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

11	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total Investments[1]	—	$9,742,774,083	—	$9,742,774,083

[1]	See above Schedule of Investments for values in each security type.

KEY TO ABBREVIATIONS
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FLOATS	— Floating Rate Securities
GO	— General Obligation Bonds
HDA	— Housing Development Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
M/F	— Multi-Family
MERLOTS	— Municipal Extendible Receipts
PCRB	— Pollution Control Revenue Bonds
PUTTERS	— Puttable Tax-Exempt Receipts
RAN	— Revenue Anticipation Notes
RB	— Revenue Bonds
ROCS	— Reset Option Certificates
S/F	— Single Family
SPEARS	— Short Puttable Exempt Adjustable Receipts
TAN	— Tax Anticipation Notes
TECP	— Tax-Exempt Commercial Paper
TRAN	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	12

Schedule of Investments July 31, 2010 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee—33.7% (a)
Abbey National Treasury Services Plc, Connecticut, 0.36%, 11/17/10 (b)	$120,000	$120,000,000
Banco Bilbao Vizcaya Argentaria SA, New York, 0.43%, 12/13/10 (b)	52,300	52,300,000
Bank of Nova Scotia, Houston, 0.35%, 10/14/10	125,000	125,000,000
Bank of Nova Scotia, New York, 0.39%, 10/15/10	125,000	124,998,718
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.58%, 9/17/10	150,000	150,000,000
0.58%, 9/20/10	50,000	50,000,000
Barclays Bank Plc, New York:
0.41%, 8/18/10	97,235	97,235,000
0.44%, 11/05/10	250,000	250,000,000
0.50%, 11/18/10	100,000	100,000,000
BNP Paribas SA, New York:
0.37%, 8/02/10	100,000	100,000,000
0.43%, 8/02/10	155,000	155,000,000
0.60%, 11/01/10	150,000	150,000,000
Canadian Imperial Bank of Commerce, 0.42%, 1/31/11 (b)	102,300	102,300,000
Credit Agricole CIB, New York, 0.59%, 10/12/10	100,000	100,000,000
Dexia Credit Local SA, New York - GTD, 1.63%, 8/17/10 (c)	202,000	202,000,000
Lloyds TSB Bank Plc, New York, 0.49%, 10/26/10	125,000	125,000,000
Nordea Bank Finland Plc, New York, 0.39%, 10/15/10	165,000	165,000,000
Rabobank Nederland NV, New York:
0.35%, 1/10/11 (b)	75,500	75,500,000
0.34%, 1/13/11 (b)	120,000	120,000,000
0.57%, 1/18/11	50,000	50,000,000
Royal Bank of Canada, New York:
0.30%, 9/28/10	100,000	100,000,000
0.34%, 9/30/10	50,000	50,000,000
Royal Bank of Scotland Plc, Connecticut:
0.41%, 8/23/10	74,000	74,000,000
0.56%, 10/14/10	100,000	100,000,000
0.55%, 11/01/10	190,000	190,000,000
Societe Generale, New York:
0.57%, 10/18/10	150,000	150,000,000
0.46%, 10/27/10	125,000	125,001,491
Svenska Handelsbanken, New York, 0.43%, 10/25/10	75,000	75,000,873
Toronto-Dominion Bank, New York (b):
0.35%, 11/05/10	105,000	105,000,000
0.35%, 2/04/11	44,500	44,500,000
UBS AG, Stamford, 0.59%, 11/18/10	115,000	115,000,000
Westpac Banking Corp., New York (b):
0.39%, 10/19/10	79,640	79,640,000
0.40%, 10/21/10	96,410	96,410,000

Total Certificates of Deposit — 33.7%		3,718,886,082

Commercial Paper

Antalis US Funding Corp., 0.46%, 10/25/10 (d)	40,000	39,957,067
ANZ National International Ltd., 0.41%, 9/27/10 (d)	24,500	24,484,374
Atlantic Asset Securitization Corp., 0.42%, 8/04/10 (d)	90,000	89,997,900
Barton Capital Corp., 0.37%, 8/06/10 (d)	45,000	44,998,150
Gemini Securitization Corp. LLC, 0.33%, 8/02/10 (d)	60,000	60,000,000
JPMorgan Chase & Co., 0.25%, 8/18/10 (d)	50,000	49,994,444

Commercial Paper (concluded)	Par (000)	Value

Jupiter Securitization Corp. LLC, 0.40%, 9/20/10 (d)	$20,000	$19,989,111
Nordea North America, 0.37%, 10/05/10 (d)	65,300	65,257,628
Rabobank USA Financial Corp., 0.38%, 10/12/10 (d)	96,500	96,427,679
Royal Park Investments Funding Corp., 0.37%, 8/11/10 (d)	100,000	99,990,750
Straight-A Funding LLC (d):
0.40%, 9/09/10	124,359	124,306,493
0.40%, 9/17/10	200,000	199,897,778
0.37%, 10/01/10	100,000	99,938,333
Sydney Capital Corp., 0.68%, 9/16/10 (d)	28,000	27,976,200
Westpac Trust Securities, New Zealand, 0.46%, 11/05/10 (b)	132,200	132,200,000

Total Commercial Paper — 10.7%		1,175,415,907

Corporate Notes

Citibank NA - FDIC GTD, 0.58%, 9/30/10 (b)	52,000	52,000,000
Commonwealth Bank of Australia, 0.51%, 11/22/10 (b)(e)	80,000	80,000,000
Eksportfinans A/S, 0.41%, 11/09/10 (b)	74,000	74,000,000
KBC Bank NV, New York, 1.56%, 9/01/10 (c)	108,000	108,000,000
Rabobank Nederland NV, 1.78%, 10/07/10 (c)(e)	201,500	201,500,000

Total Corporate Notes — 4.7%		515,500,000

Time Deposits

Credit Agricole Corporate & Investment Bank, 0.21%, 8/02/10	247,000	247,000,000

Total Time Deposits — 2.2%		247,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (d):
0.24%, 9/20/10	90,000	89,970,600
0.30%, 9/22/10	50,000	49,978,750
0.29%, 10/13/10	46,771	46,743,873
0.30%, 1/21/11	100,000	99,856,667
Fannie Mae Variable Rate Notes (b):
0.30%, 8/05/10	112,655	112,654,663
0.32%, 7/26/12	103,000	102,959,195
Federal Home Loan Banks Discount Notes (d):
0.19%, 8/06/10	41,000	40,999,134
0.19%, 9/29/10	88,000	87,973,771
Federal Home Loan Banks Variable Rate Notes (b):
0.48%, 10/08/10	113,000	112,993,755
0.30%, 1/23/12	60,000	59,977,621
Freddie Mac Discount Notes (d):
0.22%, 8/05/10	264,000	263,995,160
0.21%, 8/25/10	100,000	99,986,583
0.20%, 9/27/10	22,000	21,993,156
0.30%, 9/27/10	45,000	44,979,000
0.30%, 10/20/10	80,000	79,947,333
Freddie Mac Variable Rate Notes (b):
0.46%, 8/24/10	92,720	92,720,240
0.52%, 9/03/10	362,985	362,978,623
0.41%, 2/14/11	427,075	427,038,748
0.27%, 12/29/11	97,500	97,430,662

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

0.28%, 4/03/12	$80,000	$79,945,840

Total U.S. Government Sponsored Agency Obligations — 21.6%		2,375,123,374

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.18%, 8/19/10	130,000	129,988,937
0.33%, 9/23/10	55,000	54,974,379
0.24%, 9/30/10	129,525	129,474,053
0.20%, 10/28/10	150,000	149,927,500
0.25%, 11/04/10	65,000	64,958,418
0.22%, 11/12/10	380,000	379,761,540
0.21%, 12/02/10	50,000	49,964,163
0.22%, 12/02/10	45,000	44,966,145
0.20%, 1/27/11	200,000	199,802,222

Total U.S. Treasury Obligations — 10.9%		1,203,817,357

Repurchase Agreements

Bank of America Securities LLC, 0.33%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $80,002,200 collateralized by various Corporate/Debt Obligations, 0.531% - 8.45% due 12/02/10 - 6/29/99, aggregate par and fair value of $83,165,236 and $85,600,000, respectively)	80,000	80,000,000
Barclays Capital, Inc., 0.18%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $118,001,770 collateralized by US Treasury Notes, 3.00% due 9/30/16, aggregate par and fair value of $113,833,100 and $120,360,066, respectively)	118,000	118,000,000
Citigroup Global Markets, Inc., 0.46%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $65,002,492 collateralized by various Corporate/Debt Obligations and US Treasury Notes, 0.00% - 6.427% due 6/15/13 - 12/20/37, aggregate par and fair value of $70,491,061 and $66,755,654, respectively)	65,000	65,000,000
Citigroup Global Markets, Inc., 0.56%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $385,017,967 collateralized by various US government sponsored agency obligations, 0.00% - 5.875% due 3/21/11 - 4/28/25, aggregate par and fair value of $379,899,000 and $392,703,011, respectively)	385,000	385,000,000
Deutsche Bank Securities, Inc., 0.20%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $764,071,734 collateralized by various US government sponsored agency obligations, 0.00% - 5.95% due 8/23/10 - 1/22/37, par and fair value of $807,777,000 and $779,340,510, respectively)	764,059	764,059,000

Repurchase Agreements (concluded)	Par (000)	Value

Deutsche Bank Securities, Inc., 0.31%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $5,000,129 collateralized by various Corporate/Debt Obligations, 3.625% - 10.20% due 10/01/10 - 1/15/40, aggregate par and fair value of $4,871,738 and $5,350,001, respectively)	$5,000	$5,000,000
HSBC Securities (USA), Inc., 0.33%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $30,000,825 collateralized by various Corporate/Debt Obligations, 5.125% - 8.00% due 4/04/13 - 7/15/40, aggregate par and fair value of $29,778,000 and $32,100,777, respectively)	30,000	30,000,000
JPMorgan Securities, Inc., 0.36%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $100,003,000 collateralized by various Corporate/Debt Obligations, 0.00% - 5.49% due 5/25/34 - 10/25/47, aggregate par and fair value of $287,835,046 and $107,001,510, respectively)	100,000	100,000,000
JPMorgan Securities, Inc., 0.61%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $40,002,033 collateralized by various Corporate/Debt Obligations, 0.00% - 3.536% due 9/25/35 - 2/15/37, aggregate par and fair value of $156,920,000 and $42,800,207, respectively)	40,000	40,000,000
Morgan Stanley & Co., Inc., 0.31%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $15,000,388 collateralized by various Corporate/Debt Obligations, 0.00% due from 8/02/10 - 3/01/11, aggregate par and fair value of $15,771,898 and $15,750,001, respectively)	15,000	15,000,000
RBS Securities, Inc., 0.36%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $150,004,500 collateralized by various US government sponsored agency obligations and Corporate/Debt Obligations, 0.744% - 6.00% due 10/20/29 - 1/25/46, aggregate par and fair value of $252,968,873 and $153,570,182, respectively)	150,000	150,000,000
UBS Securities LLC, 0.39%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $110,003,575 collateralized by various Corporate/Debt Obligations, 2.14% - 9.95% due 9/15/10 - 3/15/67, par and fair value of $105,262,864 and $117,703,629, respectively)	110,000	110,000,000

Total Repurchase Agreements — 16.9%		1,862,059,000

Total Investments (Cost — $11,097,801,720*) — 100.7%		11,097,801,720
Liabilities in Excess of Other Assets — (0.7)%		(78,256,218)

Net Assets — 100.0%		$11,019,545,502

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010	2

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total Investments[1]	—	$11,097,801,720	—	$11,097,801,720

[1]	See above Schedule of Investments for values in each security type.

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 27, 2010